UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21829

BBH TRUST
On behalf of the following series:
BBH Core Select
BBH International Equity Fund
BBH Broad Market Fund

(Exact name of registrant as specified in charter)

140 Broadway, New York, NY 10005
(Address of principal executive offices) (Zip Code)

Corporation Services Company
2711 Centerville Road, Suite 400, Wilmington, DE 19808
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 625-5759

Date of fiscal year end: October 31

Date of reporting period: October 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Annual Report
OCTOBER 31, 2010

BBH CORE SELECT

BBH CORE SELECT

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
October 31, 2010

BBH Core Select (the “Fund” or “Core Select”) rose by 17.11%, net of fees, during its fiscal year ending October 31, 2010. During the same twelve month period, the S&P 500 Index1 (“S&P 500”) rose by 16.52%. For the five years ending October 31, 2010, Core Select has returned 6.83% per year while the S&P 500 has increased by 1.73% per year.

Performance data quoted represents no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance and after tax returns, contact the Fund at 1-800-625-5759.

Core Select seeks to provide shareholders with long-term growth of capital on an after-tax basis. Fundamental analysis and a discount to intrinsic value2 framework provide the basis for each Core Select investment. We look for companies that offer all, or most, of the following business and financial attributes: (i) essential products and services; (ii) loyal customers; (iii) leadership in an attractive market niche or industry; (iv) sustainable competitive advantages; (v) high returns on invested capital; and (vi) strong free cash flow. We believe businesses possessing these traits are favorably positioned to protect and grow capital through varying economic and market environments. In addition, we seek to invest in companies whose managers have high levels of integrity, are excellent operators, and are good capital allocators. Pursuant to our goal of not losing money on any single investment, we explicitly identify key risks outside of company management’s control so that we can fully consider the range of potential outcomes for each business. When a company meets our investment criteria and desired risk profile, we will consider establishing a position if its market price reaches 75% or less of our intrinsic value estimate. We maintain a buy-and-own approach, typically owning a company’s shares for 3 – 5 years or longer, and we will usually sell an investment as it appreciates to a level near our estimate of intrinsic value.

Fiscal year 2010 was a volatile period for equities, reflecting the ebb and flow of investor concerns related to the sustainability of the global economic recovery, sovereign debt3 levels, inflation, deflation and ongoing questions about the ability of central bankers to prudently intervene in the markets. With our long term investment horizon and valuation-based approach, we actually welcome such volatility as it can provide us the opportunity to purchase shares in outstanding businesses at what we believe are attractive prices during times of unease and to reduce or sell certain holdings when the prevailing sentiment is ebullient.

1	The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made in an index.

2	We prepare proprietary financial models for each Core Select company in order to determine an estimate of intrinsic value. Discounted cash flow analysis is the primary quantitative model used in our research process. We supplement our discounted cash flow work with other quantitative analyses, such as economic profit models, internal rate of return models, and free cash flow multiples.

3	A debt instrument that is guaranteed by a government.

2

BBH CORE SELECT

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (continued)
October 31, 2010

The Fund’s largest positive contributor in 2010 was the software provider Intuit, Inc. (“Intuit”). We made our initial investment in Intuit in 2007 and exited earlier this year as the stock approached our estimate of intrinsic value. Our investment in Intuit is a good example of the Core Select investment criteria and process at work. Intuit provides essential products and services, with strong market positions in three core businesses — small business software (QuickBooks), tax software (TurboTax) and personal finance (Quicken/Mint). Intuit’s businesses benefit from high levels of customer loyalty, continual innovation and attractive rates of growth. Intuit has a conservative balance sheet and in our opinion is run by a superb management team. The non-discretionary nature of bookkeeping, tax filing, payroll and payment processing — all of which are enabled by key Intuit offerings — helped sustain the business through a difficult economic period.

In our view, Intuit’s robust share price performance throughout 2009 and 2010 was attributable not only to economic recovery and rising markets but also a progressively greater recognition among investors of Intuit’s combination of recurring revenues, organic growth, solid margins and ample free cash flows. We do not define ourselves as being purely contrarian investors, but based on past experience and our insistence on a margin of safety4, we often find that the appropriate time to reduce or sell our successful investments is when our conviction level has come to be shared by the broader market.

Other large positive contributors to the Fund’s fiscal year 2010 performance included Berkshire Hathaway, Inc., Comcast Corp. and Waste Management, Inc. These three formidable businesses remain among our largest holdings today, and in each case, they are trading at meaningful discounts to our estimates of intrinsic value. Another key contributor to the Fund’s results was Liberty Global, Inc., whose shares rose by a portfolio leading 76% during the year.

The Fund’s largest negative contributors during fiscal 2010 were Southwestern Energy Co. (“Southwestern”) and Vulcan Materials Co. (“Vulcan”). Southwestern, which we first purchased for the Fund earlier this year, is a leading independent natural gas exploration and production company with an attractive asset base, low costs, a prudent capital structure and a return focused management team. While the natural gas sector is currently out of favor, we believe the longer-term supply and demand picture is favorable. This is based on our views that the recent shale gas drilling frenzy is beginning to encounter some structural and financial challenges, while the actual commodity should enjoy long-term demand support given its cleaner carbon profile relative to coal and distillates. We view Southwestern as a disciplined operator with the capacity to grow production on an economic basis over many years. Moreover, we view Southwestern’s midstream pipeline business as an attractive embedded asset that may not be fully recognized in the valuation. We continue to see significant long term upside in Southwestern’s shares.

4	We believe that a margin of safety exists when a business meets our business, financial, and management criteria and there is a discount between the market price of its shares and our estimate of intrinsic value based on an analysis of both tangible and intangible factors.

FINANCIAL STATEMENT OCTOBER 31, 2010	3

BBH CORE SELECT

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (continued)
October 31, 2010

Vulcan, on the other hand, is a business for which our original investment thesis was substantially compromised by industry developments this year. As such, we chose to exit our position at a loss. We originally purchased Vulcan in 2008, amidst declining volumes in the crushed rock aggregates industry. A key part of our investment thesis was that Vulcan and its competitors had significant pricing power due to the unique nature of their asset base and the difficulty and cost of transporting rock. Vulcan’s operating results reflected an ability to successfully raise prices each year over four consecutive decades. Earlier this year, however, we began to see increased levels of industry pricing pressure despite stabilizing tonnage volumes in many areas. With a key underpinning of our thesis having been compromised by these shifts in the industry, we could no longer be assured that a margin of safety existed in the valuation and in the business itself.

We approach equity investing from the perspective of owning fractional shares of strong businesses for relatively long periods of time. It is our belief that this long-term frame of reference on companies and their full lifecycle cash generation prospects enables better investment decision making insofar as it emphasizes key value drivers rather than the vagaries of near-term crosswinds in industries and markets. Ultimately, we believe this perspective enables stronger investment results and risk control over market cycles. Turnover in the portfolio during fiscal year 2010 was 19.36%, which is well below most actively managed equity portfolios (source: Morningstar). This level of turnover implies an average holding period of five years for each business.

Over the course of fiscal 2010, we initiated new positions in Johnson & Johnson, U.S. Bancorp, Baxter International, Inc. and Southwestern. We view all of these businesses as high quality leaders with excellent competitive positioning and the ability to create value for Core Select’s shareholders over many years. Seeking to take advantage of intermittent valuation opportunities throughout the year, we added to our positions in U.S. Bancorp and Baxter, and as of October 31, both were Top 10 positions in Core Select.

In addition to the sales of Intuit and Vulcan, we exited Cadbury Plc. and XTO Energy, Inc. when they were purchased by Kraft Foods, Inc. and Exxon Mobil Corp., respectively. We also sold our position in Bed, Bath & Beyond as its share price neared our estimate of intrinsic value.

Looking forward, we remain committed as always to the principles and process that have driven the Fund’s performance over the last five years. Our achievement of solid absolute and relative returns over this period of volatile and uncertain market conditions is testament to the talents of our analyst team and the merits of our Core Select investment approach.

Thank you for your continued investment in Core Select.

4

BBH CORE SELECT

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (continued)
October 31, 2010

Growth of $10,000 Invested in BBH Core Select

The graph below illustrates the hypothetical investment of $10,0001 in the Fund over the ten years ended October 31, 2010 as compared to the S&P 500.

* net of fees and expenses

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principle value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For current to the most recent month end performance and after tax returns, contact the Fund at 1-800-625-5759.

1	The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities. The S&P 500 is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The index is unmanaged.

FINANCIAL STATEMENT OCTOBER 31, 2010	5

BBH CORE SELECT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of the BBH Trust and Shareholders of
BBH Core Select:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of BBH Core Select (a series of BBH Trust) (the “Fund”) as of October 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2010, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BBH Core Select as of October 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
December 22, 2010

6

BBH CORE SELECT

PORTFOLIO ALLOCATION
October 31, 2010

SECTOR DIVERSIFICATION

	U.S. $ Value	Percent of Net Assets
Basic Materials	$6,854,247	1.9%
Communications	23,525,428	6.5
Consumer Cyclical	52,957,826	14.6
Consumer Non-Cyclical	103,018,672	28.5
Energy	30,462,708	8.4
Financials	63,582,867	17.6
Industrials	26,209,789	7.2
Technology	35,379,251	9.8
Cash and Other Assets in Excess of Liabilities	20,001,091	5.5

NET ASSETS	$361,991,879	100.0%

All data as of October 31, 2010. The Fund’s sector breakdown is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2010	7

BBH CORE SELECT

PORTFOLIO OF INVESTMENTS
October 31, 2010

Shares		Value

	COMMON STOCKS (94.5%)
	BASIC MATERIALS (1.9%)
138,975	Ecolab, Inc.	$6,854,247

	Total Basic Materials	6,854,247

	COMMUNICATIONS (6.5%)
700,750	Comcast Corp. (Class A)	14,421,435
251,561	Liberty Global, Inc. (Series C)[1]	9,103,993

	Total Communications	23,525,428

	CONSUMER CYCLICAL (14.6%)
212,029	Costco Wholesale Corp.	13,309,060
616,525	Liberty Media Corp. – Interactive A1	9,099,909
405,300	Walgreen Co.	13,731,564
310,454	Wal-Mart Stores, Inc.	16,817,293

	Total Consumer Cyclical	52,957,826

	CONSUMER NON-CYCLICAL (28.5%)
286,275	Baxter International, Inc.	14,571,398
186,550	Coca-Cola Co.	11,439,246
283,650	DENTSPLY International, Inc.	8,903,773
202,750	Diageo, Plc. ADR	15,003,500
155,250	Johnson & Johnson	9,884,767
370,600	Nestle SA ADR	20,327,410
253,300	Novartis AG ADR	14,678,735
125,725	PepsiCo, Inc.	8,209,843

	Total Consumer Non-Cyclical	103,018,672

	ENERGY (8.4%)
129,675	EOG Resources, Inc.	12,412,491
151,725	Occidental Petroleum Corp.	11,930,137
180,800	Southwestern Energy Co.[1]	6,120,080

	Total Energy	30,462,708

The accompanying notes are an integral part of these financial statements.

8

BBH CORE SELECT

PORTFOLIO OF INVESTMENTS (continued)
October 31, 2010

Shares			Value

	COMMON STOCKS (continued)
	FINANCIALS (17.6%)
186	Berkshire Hathaway, Inc. (Class A)[1]		$22,189,800
236,300	Chubb Corp.		13,710,126
580,325	Progressive Corp.		12,279,677
637,025	US Bancorp		15,403,264

	Total Financials		63,582,867

	INDUSTRIALS (7.2%)
62,900	W.W. Grainger, Inc.		7,801,487
515,350	Waste Management, Inc.		18,408,302

	Total Industrials		26,209,789

	TECHNOLOGY (9.8%)
164,025	Automatic Data Processing, Inc.		7,285,991
588,740	Dell, Inc.[1]		8,466,081
464,250	eBay, Inc.[1]		13,839,293
217,263	Microsoft Corp.		5,787,886

	Total Technology		35,379,251

	TOTAL COMMON STOCKS (Identified cost $296,115,195)		341,990,788

TOTAL INVESTMENTS (Identified cost $296,115,195)[2]		94.5%	$341,990,788
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES		5.5	20,001,091

NET ASSETS		100.0%	$361,991,879

1	Non-income producing security.

2	The aggregate cost for federal income tax purposes is $296,234,235, the aggregate gross unrealized appreciation is $49,162,035 and the aggregate gross unrealized depreciation is $3,405,482, resulting in net unrealized appreciation of $45,756,553.

Abbreviations:

ADR – American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2010	9

BBH CORE SELECT

PORTFOLIO OF INVESTMENTS (continued)
October 31, 2010

FAIR VALUE MEASUREMENTS

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” This ASU adds new disclosure requirements for transfers into and out of Levels 1 and 2 fair-value measurements and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair-value measurements. It also clarifies existing fair value disclosures about the level of disaggregation, inputs and valuation techniques. Except for the detailed Level 3 reconciliation disclosures, the guidance in the ASU is effective for annual and interim reporting periods in fiscal years beginning after December 15, 2009. The new disclosures for Level 3 activity are effective for annual and interim reporting periods in fiscal years beginning after December 15, 2010. Management of the Fund continues to evaluate the impact the adoption will have on the Fund’s holdings disclosure.

The Fund is required to disclose information regarding the fair value measurements of a Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

—	Level 1 – (unadjusted) quoted prices in active markets for identical investments.

—	Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The accompanying notes are an integral part of these financial statements.

10

BBH CORE SELECT

PORTFOLIO OF INVESTMENTS (continued)
October 31, 2010

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2010.

Investments, at value	(Unadjusted) Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of October 31, 2010
Basic Materials	$6,854,247	—	—	$6,854,247
Communications	23,525,428	—	—	23,525,428
Consumer Cyclical	52,957,826	—	—	52,957,826
Consumer Non-Cyclical	103,018,672	—	—	103,018,672
Energy	30,462,708	—	—	30,462,708
Financial	63,582,867	—	—	63,582,867
Industrial	26,209,789	—	—	26,209,789
Technology	35,379,251	—	—	35,379,251

Total	$341,990,788	—	—	$341,990,788

*	At October 31, 2010, there were no significant transfers in or out of Level 1, Level 2 and Level 3 fair value measurements.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2010	11

BBH CORE SELECT

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2010

ASSETS:
Investments in securities, at value (identified cost $296,115,195)	$341,990,788
Cash	21,738,118
Receivables for:
Investment advisory and administrative fees waiver reimbursement	62,897
Shares sold	54,938
Dividends	42,892
Other receivables	12,091

Total Assets	363,901,724

LIABILITIES:
Payables for:
Investments purchased	1,467,732
Investment advisory and administrative fees	240,791
Shareholder servicing fees	75,247
Professional fees	39,850
Custody and accounting fees	22,273
Shares redeemed	21,204
Transfer agent fees	3,962
Distribution fees	3,019
Board of Trustees’ fees	504
Accrued expenses and other liabilities	35,263

Total Liabilities	1,909,845

NET ASSETS	$361,991,879

Net Assets Consist of:
Paid-in capital	$313,555,058
Undistributed net investment income	1,412,940
Accumulated net realized gain on investments	1,148,288
Net unrealized appreciation/(depreciation) on investments	45,875,593

Net Assets	$361,991,879

NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS N SHARES
($361,991,879 ÷ 26,032,849 shares outstanding)	$13.91

The accompanying notes are an integral part of these financial statements.

12

BBH CORE SELECT

STATEMENT OF OPERATIONS
For the Year Ended October 31, 2010

NET INVESTMENT INCOME:
Income:
Dividends (net of foreign withholding taxes of $121,956)	$4,921,924
Other income	6,145

Total Income	4,928,069

Expenses:
Investment advisory and administrative fees	2,379,437
Shareholder servicing fees	743,574
Custody and accounting fees	109,746
Board of Trustees’ fees	79,643
Professional fees	57,040
Transfer agent fees	36,753
Distribution fees	12,745
Miscellaneous expenses	92,602

Total Expenses	3,511,540
Expense offset arrangement	(37,890)
Investment advisory and administrative fees waiver	(177,639)

Net Expenses	3,296,011

Net Investment Income	1,632,058

NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments	5,201,413
Net change in unrealized appreciation/(depreciation) of investments	40,153,347

Net Realized and Unrealized Gain	45,354,760

Net Increase in Net Assets Resulting from Operations	$46,986,818

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2010	13

BBH CORE SELECT

STATEMENTS OF CHANGES IN NET ASSETS

	For the years ended October 31,

	2010	2009
INCREASE IN NET ASSETS:
Operations:
Net investment income	$1,632,058	$1,111,275
Net realized gain (loss) on investments	5,201,413	(3,896,101)
Net change in unrealized appreciation on investments	40,153,347	29,519,846

Net increase in net assets resulting from operations	46,986,818	26,735,020

Dividends and distributions declared:
From net investment income:
Class N	(1,137,851)	(362,166)
From net realized gains:
Class N	—	(1,152,631)

Total dividends and distributions declared	(1,137,851)	(1,514,797)

Share transactions:
Net proceeds from sales of shares	118,144,820	90,824,912
Net asset value of shares issued to shareholders
for reinvestment of dividends and distributions	1,045,293	1,355,332
Net cost of shares redeemed	(39,938,058)	(46,945,340)

Net increase in net assets resulting
from share transactions	79,252,055	45,234,904

Total increase in net assets	125,101,022	70,455,127
NET ASSETS:
Beginning of year	236,890,857	166,435,730

End of year (including undistributed net investment
income of $1,412,940 and $918,733, respectively)	$361,991,879	$236,890,857

The accompanying notes are an integral part of these financial statements.

14

BBH CORE SELECT

FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Class N share outstanding throughout each year.

	For the years ended October 31,

	2010	2009	2008	2007	2006
Net asset value, beginning of year	$11.93	$10.71	$13.71	$11.74	$10.20

Income from investment operations:
Net investment income[1]	0.07	0.06	0.01	0.02	0.04
Net realized and unrealized gain (loss)	1.96	1.25	(2.99)	2.00	1.51

Total income (loss) from
investment operations	2.03	1.31	(2.98)	2.02	1.55

Less dividends and distributions:
From net investment income	(0.05)	(0.02)	(0.02)	(0.05)	(0.01)
From net realized gains	—	(0.07)	—	—	—

Total dividends and distributions	(0.05)	(0.09)	(0.02)	(0.05)	(0.01)

Net asset value, end of year	$13.91	$11.93	$10.71	$13.71	$11.74

Total return	17.11%	12.44%	(21.76)%	17.25%	15.18%
Ratios/Supplemental data:
Net assets, end of year (in millions)	$362	$237	$166	$122	$83
Ratio of expenses to average net assets
before reductions	1.18%	1.21%	1.18%	1.19%	1.24%
Fee waiver	0.06%[2]	—	—	—	—
Expense offset arrangement	0.01%	0.02%	0.02%	0.03%	0.05%
Ratio of expenses to average net assets
after reductions	1.11%	1.19%	1.16%	1.16%	1.19%
Ratio of net investment income to
average net assets	0.55%	0.61%	0.14%	0.18%	0.45%
Portfolio turnover rate	19%	15%	31%	18%	53%

1	Calculated using average shares outstanding for the year.

2	The ratio of expenses to average net assets for the year ended October 31, 2010, reflects fees reduced as result of a contractual operating expense limitation agreement of the Fund to 1.00% per annum. The agreement is effective for the period beginning on July 14, 2010 and will terminate on September 30, 2011, unless it is renewed by all parties to the agreement. For the fiscal year ended October 31, 2010, the waived fees were $177,639.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2010	15

BBH CORE SELECT

NOTES TO FINANCIAL STATEMENTS
October 31, 2010

1.	Organization. The Fund is a separate series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. The Fund commenced operations on November 2, 1998. On February 20, 2001, the Trustees reclassified the Fund’s outstanding shares as “Class N”. On October 1, 2010, the Trustees established a new class of shares designated as “Retail Class”. As of October 31, 2010, there were no Retail Class shares outstanding. At October 31, 2010, there were four series of the Trust.

2.	Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The following summarizes significant accounting policies of the Fund:

	A.	Valuation of Investments. (1) The value of investments listed on a securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees; (4) short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless this is determined not to represent fair value by the Trust’s Board of Trustees.

	B.	Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of securities received. Distributions received on securities that represent a return of capital or a capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued daily. Investment income is recorded net of foreign taxes withheld where recovery of such tax is uncertain.

	C.	Fund Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

16

BBH CORE SELECT

NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2010

D.	Securities Lending. The Fund may lend its portfolio securities to broker-dealers, qualified banks and certain institutional investors. The loans are secured by collateral in an amount equal to at least the market value at all times of the loaned securities plus any accrued interest and dividends. During the time the securities are on loan, the Fund will continue to receive the interest and dividends or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower or earning interest on the investment of the cash collateral. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable finders’, administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. There were no securities on loan as of October 31, 2010.

E.	Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund’s tax return due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified on the Statement of Assets & Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of Accounting Standards Codification (“ASC”) 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits at October 31, 2010, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the year ended October 31, 2010, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years.

FINANCIAL STATEMENT OCTOBER 31, 2010	17

BBH CORE SELECT

NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2010

F.	Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, if any, are paid annually and are recorded on the ex-dividend date. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The tax character of distributions paid during the fiscal years ended October 31, 2010 and 2009, respectively, were as follows:

Distributions paid from:

	Ordinary income	Net long-term capital gain	Total taxable distributions	Tax return of capital	Total distributions paid
2010:	$1,137,851	—	$1,137,851	—	$1,137,851
2009:	362,166	$1,152,631	1,514,797	—	1,514,797

As of October 31, 2010 and 2009, respectively, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Components of accumulated earnings/(deficit):

	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated earnings	Accumulated capital and other losses	Other book/tax temporary differences	Unrealized appreciation/ (depreciation)	Total accumulated earnings/ (deficit)
2010:	$1,412,940	$1,267,328	$2,680,268	—	$(119,040)	$45,875,593	$48,436,821
2009:	918,733	—	918,733	$(3,890,132)	(162,993)	5,722,246	2,587,854

The Fund had no net capital loss carry forward at October 31, 2010.

Total distributions paid may differ from the Statement of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

To the extent future capital gains are offset by capital loss carry forwards; such gains will not be distributed.

G.	Use of Estimates. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

18

BBH CORE SELECT

NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2010

3.	Fees and Other Transactions with Affiliates.

	A.	Investment Advisory and Administrative Fees. Effective June 12, 2007, under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) provides investment advisory and portfolio management services to the Fund. BBH also provides administrative services to the Fund. The Fund pays a combined fee for investment advisory and administrative services calculated daily and paid monthly at an annual rate equivalent to 0.80% of the Fund’s average daily net assets. For the year ended October 31, 2010, the Fund incurred $2,379,437 for services under the Agreement. BBH had a sub-administration services agreement with Federated Services Company (“FSC”) for which FSC received compensation paid by BBH. The sub-administration services agreement with FSC terminated as of January 31, 2010.

	B.	Investment Advisory and Administrative Fee Waiver. Effective July 14, 2010, the SID contractually agreed to limit the total annual fund operating expenses (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) of the Fund to 1.00% per annum. The agreement is effective for the period beginning on July 14, 2010 and will terminate on September 30, 2011, unless it is renewed by all parties to the agreement. The agreement may only be terminated during its term with approval of the Fund’s Board of Trustees. For the fiscal year ended October 31, 2010, the SID waived fees in the amount of $177,639.

	C.	Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.25% of Class N shares’ average daily net assets. For the year ended October 31, 2010, Class N shares of the Fund incurred $743,574 for shareholder servicing services.

	D.	Custody and Accounting Fees. BBH acts as a custodian and receives custody and fund accounting fees from the Fund calculated daily and paid monthly. BBH holds all cash and investments and calculates the daily net asset value. The custody fee is an asset and transaction based fee. The fund accounting fee is an asset based fee calculated at 0.04% per annum on the first $100 million of net assets, 0.02% per annum on the next $400 million of net assets and 0.01% per annum on all net assets over $500 million. For the year ended October 31, 2010, the Fund incurred a total of $109,746 for custody and fund accounting services. These fees were reduced by $37,890 as a result of an expense offset arrangement with the Fund’s custodian. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement the Fund will pay the Federal Funds overnight investment rate on the day of overdraft. The total interest incurred by the Fund for the year ended October 31, 2010 was $0.

FINANCIAL STATEMENT OCTOBER 31, 2010	19

BBH CORE SELECT

NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2010

	E.	Securities Lending Fees. The Trust has a securities lending agreement with BBH for which BBH receives a portion of the securities lending proceeds. For the year ended October 31, 2010, BBH received no securities lending proceeds.

	F.	Board of Trustees’ Fees. Each Trustee receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the year ended October 31, 2010, the Fund incurred $79,643 in Trustee compensation and reimbursements.

4.	Investment Transactions. For the year ended October 31, 2010, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments, were $131,674,020 and $53,823,097, respectively.

5.	Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class N shares and Retail Class shares of beneficial interest at no par value. As of October 31, 2010, no Retail Class shares had been issued. Transactions in Class N shares of beneficial interest were as follows:

	For the year ended October 31, 2010		For the year ended October 31, 2009
	Shares	Dollars	Shares	Dollars
Class N
Shares sold	9,195,716	$118,144,820	8,902,966	$90,824,912
Shares issued in connection
with reinvestments
of dividends	84,708	1,045,293	133,268	1,355,332
Shares redeemed	(3,106,890)	(39,938,058)	(4,710,638)	(46,945,340)

Net increase	6,173,534	$79,252,055	4,325,596	$45,234,904

20

BBH CORE SELECT

NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2010

6.	Principal Risk Factors and Indemnifications.

	A.	Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

A shareholder may lose money by investing in the Fund. In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk), failure of a counterparty to a transaction to perform (credit risk), changes in interest rates (interest rate risk), financial performance or leverage of the issuer (issuer risk), difficulty in being able to purchase or sell a security (liquidity risk), risks associated with investing a significant portion of its assets in bank obligations (concentration risks), or certain risks associated with investing in foreign securities not present in domestic investments (foreign risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are held by the Fund; conditions affecting the general economy; overall market changes; local, regional or political, social or economic instability; and currency and interest rate and price fluctuations. The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

	B.	Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

FINANCIAL STATEMENT OCTOBER 31, 2010	21

BBH CORE SELECT

DISCLOSURE OF FUND EXPENSES
October 31, 2010 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution 12b-1 fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the one-half year period and held for the last six months of the fiscal year ended October 31, 2010 (May 1, 2010 to October 31, 2010).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

22

BBH CORE SELECT

DISCLOSURE OF FUND EXPENSES (continued)
October 31, 2010 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2010	Ending Account Value October 31, 2010	Expenses Paid During Period May 1, 2010 to October 31, 2010[1]
Class N
Actual	$1,000	$1,035.70	$5.54
Hypothetical[2]	$1,000	$1,019.76	$5.50

1	Expenses are equal to the Fund’s annualized expense ratio of 1.08% for Class N shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2	Assumes an annualized return of 5% before expenses. For the purposes of the calculation, the applicable annualized expenses ratio for each class of shares is subtracted from the assumed return before expenses.

FINANCIAL STATEMENT OCTOBER 31, 2010	23

BBH CORE SELECT

DISCLOSURE OF ADVISER SELECTION
October 31, 2010 (unaudited)

Approval of Investment Advisory and Administrative Services Agreement

At a meeting held in-person on December 8, 2009, the Board, all of whom are not “interested persons,” as defined in the 1940 Act, of the Trust or the Investment Adviser, unanimously approved for an annual period the continuance of the Investment Advisory and Administrative Services Agreement (the “Agreement”), which had been approved by shareholders on May 23, 2007. Both in the meeting specifically held to address the continuance of the Agreement, and at other meetings during the course of the year, the Board requested and received materials relating to services provided by the Investment Adviser under the Agreement. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Agreement, and individual Trustees may have given different weight to various factors.

The following is a summary of the factors the Board took into consideration in making its determination to approve continuance of the Agreement. The Board reviewed these factors with its independent counsel.

Nature, Extent and Quality of Services Provided by Brown Brothers Harriman’s Mutual Fund Advisory Department (the “SID”) and Brown Brothers Harriman & Co. (“BBH”)

The Board received and considered information during the in-person meeting held on December 8, 2009, and during the past year, regarding the nature, extent and quality of services provided to the Fund by the SID and BBH. The Board noted that, under the Agreement and with respect to the Fund, the SID, subject to the supervision of the Board, is responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies. The Board also noted that BBH provides administrative services to the Fund.

The Board considered the scope and quality of services provided by the SID and BBH under the Agreement. The Board also considered the policies and practices that BBH follows in allocating the portfolio transactions of the Fund, including the policies and practices of the Fund and BBH regarding best execution, “soft dollars” and directed brokerage. The Board considered the scope and quality of BBH’s compliance and internal audit function. The Board also considered BBH’s capabilities in providing directly certain administrative services that had previously been provided by the Fund’s sub-administrator, including the fact that BBH currently supplies such services to other fund complexes. The Board reviewed the qualifications of the key investment personnel primarily responsible for the day-to-day portfolio management of the Fund. The Board noted that in the course of its regular meetings it received reports on each of the foregoing topics. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided, and expected to be provided, to the Fund under the Agreement.

24

BBH CORE SELECT

DISCLOSURE OF ADVISER SELECTION (continued)
October 31, 2010 (unaudited)

Investment Results

The Board received and considered performance information for the Fund. The Board considered the investment results of the Fund as compared with one or more selected securities indices. In addition to the information received by the Board at the December 8, 2009 meeting, the Board received detailed performance information for the Fund at each regular Board meeting during the year. The Board reviewed information showing performance of the Fund over the 3-month, 1-, 3-, and 5-year periods ended October 31, 2009 and in calendar year 2008, and it compared the performance information to an appropriate securities index over comparable periods. In their review, the Board noted that the performance of the Fund compared favorably to the S&P 500 Index, and that the Fund outperformed the index in each period presented.

Fee Rates

The Board considered the fee rate paid by the Fund to BBH in light of the nature, extent and quality of the services provided by BBH to the Fund. The Board considered the depth and range of services provided under the Agreement, noting that BBH also coordinates the provision of services to the Fund by nonaffiliated service providers. The Board received and considered information comparing the Fund’s investment advisory and administration fees and Fund’s net total expenses with those of comparable industry averages. The Board recognized that it is difficult to make comparisons of these fee rates, or of combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds.

Costs of Services Provided and Profitability to BBH

The Board reviewed BBH’s profitability data for the Fund for the nine months ended September 30, 2009, and for the year-earlier period. The data included the effect of revenue generated by the shareholder servicing and administration fees paid by the Fund. The Board also reviewed the allocation methods used in preparing the profitability data. In considering profitability information, the Board considered the effect of fall-out benefits on BBH’s expenses. The Board focused on profitability of BBH’s relationships with the Fund before taxes and distribution expenses. The Board concluded that BBH’s profitability was not excessive in light of the nature, extent and quality of services provided to the Fund.

The Board considered other benefits received by BBH as a result of the relationship with the Fund. These other benefits include proprietary research received from brokers that execute the Fund’s purchases and sales of securities, fees received for being the Fund’s administrator, custodian and securities lending agent and shareholder servicing fees. In light of the costs of providing services pursuant to the Agreement with the Fund as well as BBH’s commitment to the Fund, the ancillary benefits that the SID and BBH received were considered reasonable.

FINANCIAL STATEMENT OCTOBER 31, 2010	25

BBH CORE SELECT

DISCLOSURE OF ADVISER SELECTION (continued)
October 31, 2010 (unaudited)

Economies of Scale

The Board noted that the fee schedule for the Fund does not contain breakpoints. The Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. In light of the Fund’s current size and expense structure, the Board concluded that it was unnecessary at this time to consider breakpoints with respect to the Fund. The Board concluded that the fees paid by the Fund to BBH were reasonable based on the comparative performance and expense information, and the cost of the services provided and the profits to be realized by BBH.

Conflicts of Interest

Certain conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them.

Other potential conflicts might include conflicts between the Fund and its affiliated and unaffiliated service providers (e.g., conflicting duties of loyalty). In addition to providing investment management services through the Investment Adviser, BBH provides administrative, custody, fund accounting, and securities lending services to the Fund. BBH may have conflicting duties of loyalty while servicing the Fund and/or opportunities to further its own interest to the detriment of the Fund. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. Also, because its advisory fees are calculated by reference to the Fund’s net assets, the Investment Adviser and its affiliates may have an incentive to seek to overvalue certain assets.

The SID may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or brokerage services. The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The Investment Adviser will determine in good faith whether the amount of commission is reasonable in relation to the value of research and brokerage services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities.

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities.

26

BBH CORE SELECT

DISCLOSURE OF ADVISER SELECTION (continued)
October 31, 2010 (unaudited)

BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees.

BBH, including the Investment Adviser, seeks to meet its fiduciary obligation with respect to all clients including the Fund. BBH has adopted and implemented policies and procedures that seek to manage conflicts. The Investment Adviser monitors a variety of areas, including compliance with fund investment guidelines, review of allocation decisions, the investment in only those securities within the parameters of which have been approved for purchase by an oversight committee, and compliance with the Investment Adviser’s Code of Ethics. With respect to the allocation of investment opportunities, BBH has adopted and implemented policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. BBH has structured the portfolio managers’ compensation in a manner it believes is reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

The Trust also manages these conflicts. For example, the Fund has designated a chief compliance officer and has adopted and implemented policies and procedures designed to address the conflicts identified above and other conflicts that may arise in the course of the Fund’s operations in such a way as to safeguard the Fund from being negatively affected as a result of any such potential conflicts. The Trustees receive regular reports from the Investment Adviser and the Fund’s chief compliance officer on areas of potential conflict.

FINANCIAL STATEMENT OCTOBER 31, 2010	27

BBH CORE SELECT

ADDITIONAL FEDERAL TAX INFORMATION
October 31, 2010 (unaudited)

Under Section 854(b)(2) of the Internal Revenue Code (the “Code”), the Fund designates up to a maximum of $1,137,851 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended October 31, 2010. In January 2011, shareholders will receive Form 1099-DIV, which will include their share of qualified dividends distributed during the calendar year 2010. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their individual income tax returns.

100% of the ordinary income dividends paid by the Fund during the year ended October 31, 2010 qualifies for the dividends received deduction available to corporate shareholders.

28

TRUSTEES AND OFFICERS OF BBH CORE SELECT

(unaudited)

Information pertaining to the Trustees of the BBH Trust (the “Trust”) and executive officers of the Trust is set forth below. The Statement of Additional Information for the BBH Core Select includes additional information about the Fund’s Trustees and is available upon request without charge by contacting the Fund at 1-800-625-5759.

				Number of	Other
		Term of		Funds in	Directorships
		Office# and		Fund	Held
	Position(s)	Length of		Complex	by Trustee
Name and	Held with	Time	Principal Occupation(s)	Overseen by	During Past
Birth Date	Trust	Served	During Past 5 Years	Trustee^	5 Years

Joseph V. Shields Jr.	Chairman of	Since 2007	Managing Director, Chairman and	4	None
Birth Date:	the Board and	1990-2007	Chief Executive Officer of
March 17, 1938	Trustee	with	Wellington Shields & Co. LLC
		Predecessor	(member of NYSE); Chairman of
		Trust	Capital Management Associates,
Inc. (registered investment
adviser); Director of Flower Foods,
Inc. (NYSE listed company).

David P. Feldman	Trustee	Since 2007	Director of Jeffrey Co. (1992 to	4	Director of
Birth Date:		1990-2007	present); Director of QMED (1999		Dreyfus
November 16, 1939		with	to May 2007).		Mutual Funds
		Predecessor			(59 Funds)
Trust

Alan G. Lowy	Trustee	Since 2007	Private Investor.	4	None
Birth Date:		1993-2007
April 17, 1939		with
Predecessor
Trust

Arthur D.	Trustee	Since 2007	Retired.	4	None
Miltenberger		1992-2007
Birth Date:		with
November 8, 1938		Predecessor
Trust

H. Whitney Wagner	Trustee	Since 2007	President, Clear Brook Advisors, a	4	None
Birth Date:		2006-2007	registered investment advisor.
March 3, 1956		with
Predecessor
Trust

Andrew S. Frazier	Trustee	Since 2010	Semi-Retired Consultant to	4	Director of
Birth Date:			Western World Insurance Group,		WWIG
April 8, 1948			Inc. (“WWIG”) (owner of three
property casualty insurance
companies); President and CEO of
WWIG (1992-2009).

FINANCIAL STATEMENT OCTOBER 31, 2010	29

TRUSTEES AND OFFICERS OF BBH CORE SELECT

(unaudited)

OFFICERS

Term of
Office# and
	Position(s)	Length of
Name, Birth Date	Held with	Time
and Address	Trust	Served	Principal Occupation(s) During Past 5 Years

John A. Gehret	President and	Since 2008	President and Principal Executive Officer of the Trust; He joined
Birth Date:	Principal		Brown Brothers Harriman & Co. (“BBH&Co.”) in 1981 and has
April 11, 1959	Executive		been a Partner of the firm since 1998.
140 Broadway	Officer
New York, NY 10005

Charles H. Schreiber	Treasurer and	Since 2007	Treasurer and Principal Financial Officer of the Trust; Senior Vice
Birth Date:	Principal	2006-2007	President of BBH&Co. since September 2001; Joined BBH&Co. in
December 10, 1957	Financial	with	1999.
140 Broadway	Officer	Predecessor
New York, NY 10005		Trust

Mark B. Nixon	Assistant	Since 2007	Assistant Secretary and Assistant Treasurer of the Trust, Vice
Birth Date:	Secretary,	2006-2007	President of BBH&Co. (since October 2006), Accounting Manager,
January 14, 1963	Assistant	with	Reserve Funds (August 2005 – September 2006).
140 Broadway	Treasurer	Predecessor
New York, NY 10005		Trust

Beth Haddock	Chief	Since 2007	Chief Compliance Officer of the Trust (September 2007 – present);
Birth Date:	Compliance		Chief Compliance Officer for the FINRA/NYSE and SEC
December 10, 1965	Officer		compliance programs and Associate Compliance Director for the
140 Broadway			global compliance program (April 2005 – present).
New York, NY 10005

Sue M. Rim-An	Anti-Money	Since 2008	Anti-Money Laundering Officer, Vice President of BBH&Co.
Birth Date:	Laundering		(September 2007-present); AML Officer at UBS Investment Bank
September 10, 1970	Officer		(April 2006 – August 2007); AML Officer & Vice President in
140 Broadway			Private Client Services at Bear Stearns & Co (June 1992 – April
New York, NY 1005			2006).

Suzan Barron	Secretary	Since 2009	Secretary of the Trust, Senior Vice President and Senior Investor
Birth Date:			Services Counsel, Corporate Secretary and Regulatory Support
September 5, 1964			Practice of Fund Administration, BBH&Co. since November 2005.
50 Milk Street
Boston, MA 02109

Alexander Tikonoff	Assistant	Since 2009	Assistant Secretary to the Trust, Associate Counsel, Investor
Birth Date:	Secretary		Services, BBH&Co. (August 2006 to present); Joined BBH&Co. in
December 23, 1974			2000.
50 Milk Street
Boston, MA 02109

30

TRUSTEES AND OFFICERS OF BBH CORE SELECT

(unaudited)

Term of
Office# and
	Position(s)	Length of
Name, Birth Date	Held with	Time
and Address	Trust	Served	Principal Occupation(s) During Past 5 Years

Theodore J. Boudria	Assistant	Since 2008	Assistant Treasurer of the Trust; Vice President (Since 2003);
Birth Date:	Treasurer		Assistant Vice President (since September 2000); Joined BBH&Co.
June 26, 1968			in 1995.
50 Milk Street
Boston, MA 02109

Albert C. Pegueros	Assistant	Since 2009	Vice President, Assistant Treasurer, U.S. Fund Administration
Birth Date:	Treasurer		Financial Reporting and Treasurer Support Department, BBH&Co.
January 27, 1965			since July 2008; Assistant Vice President, U.S. Fund
50 Milk Street			Administration Financial Reporting and Treasurer Support
Boston, MA 02109			Department, BBH&Co. (May 2005 to July, 2008). Joined BBH&Co.
in 2005.

#

All officers of the Trust hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the Trustees to remove any officer in accordance with the Trust’s By-Laws). Except for Mr. Frazier, the Trustees previously served on the Board of Trustees of the Predecessor Trust, BBH Fund, Inc.

^	The Fund Complex consists of the Trust, which has four series, and each series is counted as one “Fund” for purposes of this table.

FINANCIAL STATEMENT OCTOBER 31, 2010	31

ADMINISTRATOR BROWN BROTHERS HARRIMAN 140 BROADWAY NEW YORK, NY 10005	INVESTMENT ADVISER MUTUAL FUND ADVISORY DEPARTMENT (SID) OF BROWN BROTHERS HARRIMAN 140 BROADWAY NEW YORK, NY 10005

DISTRIBUTOR ALPS DISTRIBUTORS, INC. 1290 BROADWAY, SUITE 1100 DENVER, CO 80203 SHAREHOLDER SERVICING AGENT BROWN BROTHERS HARRIMAN 140 BROADWAY NEW YORK, NY 10005 (800) 625-5759

To obtain information or make shareholder inquiries:

By telephone:	Call 1-800-575-1265
By E-mail send your request to:	bbhfunds@bbh.com
On the internet:	www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC’s website at http://www.sec.gov; and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference Room). You may also access this information from the BBH Funds website at www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available upon request by calling the toll-free number listed above. This information is also available from the Edgar database on the SEC’s website at www.sec.gov.

Annual Report

OCTOBER 31, 2010

BBH INTERNATIONAL EQUITY FUND

BBH INTERNATIONAL EQUITY FUND

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
October 31, 2010

For the 12-month period ended October 31, 2010, the BBH International Equity Fund (the “Fund”) Class N Shares and Class I Shares respectively returned 10.61% and 10.88%, net of fees. The Fund’s benchmark, MSCI Europe, Australasia Far East Index1 (the “EAFE”), returned 8.36% over the same period. The Fund continues to employ two sub-advisers who are monitored by the investment adviser. One manager, Mondrian Investment Partners (“Mondrian”), employs a value strategy while the other, Walter Scott & Partners (“Walter Scott”), employs a growth strategy. New assets continue to be allocated equally between both managers.

The Fund outperformed its index for the fiscal year, as both sub-advisers were able to protect capital better than the index during the second quarter of 2010, when the economic turmoil in the euro zone coincided with a broad sell-off of equities. The Fund benefited during the second quarter from its underweight to euro zone equities and negligible exposure to stocks from those euro zone countries most plagued by fiscal problems. Both Walter Scott and Mondrian highlight that their euro zone-based holdings derive sizeable portions of their revenues from overseas markets, which should help cushion these companies from the economic malaise in their domestic markets. An overweight to the Consumer Staples sector and underweight to the Financials sector helped relative performance. Both sub-advisers maintain conservative, underweight positions to the Financials sector, with Mondrian concentrating its exposure on companies focused on retail banking with stringent lending criteria and Walter Scott focusing on well-capitalized banks with emerging markets exposure. Fund performance was negatively impacted during the fiscal year by overweight positions in the Health Care and Energy sectors. The market generally sold off sectors, such as Health Care, with exposure to government spending, while the Energy sector was shunned amidst the oil spill in the Gulf of Mexico.

Both managers continued to employ strategies focused on an objective of total return, primarily through capital appreciation rather than on particular benchmarks. They invest in what they believe are quality businesses with clear plans for the future, competitive positions among peers and strong management teams dedicated to increasing shareholder value.

[1]	MSCI Europe, Australasia and Far East Index (EAFE) is an unmanaged market capitalization-weight equity index comprising 20 of 48 countries in the MSCI universe and representing the developed world outside of North America. Each MSCI country index is created separately, then aggregated, without change, into regional MSCI indices. EAFE performance data is calculated in U.S. dollars and in local currency. Investments cannot be made in an index.

2

BBH INTERNATIONAL EQUITY FUND

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (continued)
October 31, 2010

Growth of $10,000 Invested in BBH International Equity Fund

The graph below illustrates the hypothetical investment of $10,0001 in the Class N Shares of the Fund over the ten years ended October 31, 2010 as compared to the EAFE.

Performance quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For current to the most recent month end performance and after tax returns, contact the Fund at 1-800-625-5759.

[1]	The Fund’s performance assumes the reinvestment of all dividends and distributions. The EAFE has been adjusted to reflect reinvestment of dividends on securities in the index. The EAFE is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance.

FINANCIAL STATEMENT OCTOBER 31, 2010	3

BBH INTERNATIONAL EQUITY FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of the BBH Trust and Shareholders of
BBH International Equity Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of BBH International Equity Fund (a series of BBH Trust) (the “Fund”) as of October 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2010, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BBH International Equity Fund as of October 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
December 22, 2010

4

BBH INTERNATIONAL EQUITY FUND

PORTFOLIO ALLOCATION
October 31, 2010

COUNTRY DIVERSIFICATION

	U.S. $ Value	Percent of Net Assets

Australia	$48,040,057	7.3%
Belgium	6,836,055	1.0
Brazil	7,285,984	1.1
Denmark	9,060,884	1.4
France	71,372,458	10.9
Germany	29,882,778	4.6
Hong Kong	41,739,258	6.4
Italy	11,883,732	1.8
Japan	167,341,094	25.6
Netherlands	11,536,308	1.8
New Zealand	1,746,305	0.3
Singapore	20,206,879	3.1
Spain	31,640,717	4.8
Sweden	6,490,841	1.0
Switzerland	47,919,919	7.3
Taiwan	7,192,028	1.1
United Kingdom	119,124,814	18.2
Cash and Other Assets in Excess of Liabilities	14,976,772	2.3

NET ASSETS	$654,276,883	100.0%

All data as of October 31, 2010. The Fund’s country diversification is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2010	5

BBH INTERNATIONAL EQUITY FUND

PORTFOLIO ALLOCATION (continued)
October 31, 2010

SECTOR DIVERSIFICATION

	U.S. $ Value	Percent of Net Assets

Basic Materials	$12,124,976	1.9%
Communications	67,422,048	10.3
Consumer Cyclical	64,824,090	9.9
Consumer Non-Cyclical	150,071,000	22.9
Diversified	7,339,117	1.1
Energy	75,692,941	11.6
Financials	94,601,555	14.5
Health Care	54,065,234	8.3
Industrials	49,975,818	7.6
Technology	26,280,955	4.0
Utilities	36,902,377	5.6
Cash and Other Assets in Excess of Liabilities	14,976,772	2.3

NET ASSETS	$654,276,883	100.0%

All data as of October 31, 2010. The Fund’s sector diversification is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

6

BBH INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS
October 31, 2010

Shares		Value

	COMMON STOCKS (97.7%)
	AUSTRALIA (7.3%)
	BASIC MATERIALS
706,118	Amcor, Ltd.	$4,662,639

	COMMUNICATIONS
2,567,537	Telstra Corp., Ltd.	6,730,168

	CONSUMER NON-CYCLICAL
47,800	Cochlear Ltd.	3,327,791
199,900	CSL Ltd.	6,439,426
859,110	Foster’s Group, Ltd.	4,922,749
164,393	Wesfarmers, Ltd.	5,362,681

		20,052,647

	ENERGY
160,452	Woodside Petroleum, Ltd.	6,866,698

	FINANCIALS
589,091	Lend Lease Corp., Ltd.	4,171,489
329,483	QBE Insurance Group Ltd.	5,556,416

		9,727,905

	Total Australia	48,040,057

	BELGIUM (1.0%)
	CONSUMER NON-CYCLICAL
121,500	Colruyt SA	6,835,899

	FINANCIALS
112,376	Ageas[1]	156

	Total Belgium	6,836,055

	BRAZIL (1.1%)
	ENERGY
233,600	Petroleo Brasileiro SA ADR	7,285,984

	Total Brazil	7,285,984

	DENMARK (1.4%)
	CONSUMER NON-CYCLICAL
86,400	Novo Nordisk AS	9,060,884

	Total Denmark	9,060,884

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2010	7

BBH INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)
October 31, 2010

Shares		Value

	COMMON STOCKS (continued)
	FRANCE (10.9%)
	COMMUNICATIONS
369,441	France Telecom SA	$8,855,456

	CONSUMER NON-CYCLICAL
179,206	Carrefour SA	9,666,862
102,200	Cie Generale d’Optique Essilor International SA	6,816,427
108,200	Danone SA	6,832,575
55,000	L’Oreal SA	6,451,328

		29,767,192

	ENERGY
170,072	Total SA	9,233,306

	FINANCIALS
77,141	Societe Generale	4,610,037

	HEALTH CARE
135,412	Sanofi-Aventis SA	9,433,261

	INDUSTRIALS
100,558	Compagnie de Saint-Gobain	4,693,853
89,551	Vinci SA	4,779,353

		9,473,206

	Total France	71,372,458

	GERMANY (4.6%)
	COMMUNICATIONS
549,156	Deutsche Telekom AG	7,948,355

	CONSUMER CYCLICAL
118,200	Adidas AG	7,694,929

	TECHNOLOGY
131,432	SAP AG	6,840,370

	UTILITIES
103,230	RWE AG	7,399,124

	Total Germany	29,882,778

The accompanying notes are an integral part of these financial statements.

8

BBH INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)
October 31, 2010

Shares		Value

	COMMON STOCKS (continued)
	HONG KONG (6.4%)
	COMMUNICATIONS
619,500	China Mobile, Ltd.	$6,345,973

	CONSUMER CYCLICAL
1,194,083	Esprit Holdings, Ltd.	6,437,481

	DIVERSIFIED
743,000	Hutchison Whampoa, Ltd.	7,339,117

	ENERGY
3,958,000	CNOOC, Ltd.	8,241,499

	UTILITIES
884,000	CLP Holdings, Ltd.	7,194,677
1,380,400	Hong Kong & China Gas Co., Ltd.	3,324,016
451,500	Hongkong Electric Holdings, Ltd.	2,856,495

		13,375,188

	Total Hong Kong	41,739,258

	ITALY (1.8%)
	ENERGY
273,877	ENI SpA	6,155,526

	FINANCIALS
1,629,617	Intesa Sanpaolo SpA	5,728,206

	Total Italy	11,883,732

	JAPAN (25.6%)
	BASIC MATERIALS
25,600	Nitto Denko Corp.	951,593
129,400	Shin-Etsu Chemical Co., Ltd.	6,510,744

		7,462,337

	COMMUNICATIONS
919	KDDI Corp.	4,933,543

	CONSUMER CYCLICAL
216,400	Denso Corp.	6,740,649
180,600	Honda Motor Co., Ltd.	6,518,456

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2010	9

BBH INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)
October 31, 2010

Shares		Value

	COMMON STOCKS (continued)
	JAPAN (continued)
	CONSUMER CYCLICAL (continued)
23,000	Nintendo Co., Ltd.	$5,937,346
196,000	Sekisui House, Ltd.	1,835,429
49,300	Shimamura Co., Ltd.	4,719,031
127,200	Toyota Motor Corp.	4,501,667

		30,252,578

	CONSUMER NON-CYCLICAL
329,700	Chugai Pharmaceutical Co., Ltd.	5,752,040
344,000	Kao Corp.	8,762,717
348,800	Seven & I Holdings Co., Ltd.	8,090,454

		22,605,211

	ENERGY
875	Inpex Corp.	4,565,635

	FINANCIALS
286,300	Aeon Mall Co., Ltd.	6,685,944
128,700	Daito Trust Construction Co., Ltd.	7,789,192
403,000	Mitsubishi Estate Co., Ltd.	7,024,674
387,200	Tokio Marine Holdings, Inc.	10,868,474

		32,368,284

	HEALTH CARE
223,200	Astellas Pharma, Inc.	8,274,395
189,300	Takeda Pharmaceutical Co., Ltd.	8,847,206

		17,121,601

	INDUSTRIALS
174,600	Daikin Industries, Ltd.	6,042,408
54,500	Fanuc, Ltd.	7,928,662
52,400	Hirose Electric Co., Ltd.	5,253,754
274,500	Hoya Corp.	6,383,884
24,505	Keyence Corp.	6,039,986
338	West Japan Railway Co.	1,252,850

		32,901,544

The accompanying notes are an integral part of these financial statements.

10

BBH INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)
October 31, 2010

Shares		Value

	COMMON STOCKS (continued)
	JAPAN (continued)
	TECHNOLOGY
329,100	Canon, Inc.	$15,130,361

	Total Japan	167,341,094

	NETHERLANDS (1.8%)
	COMMUNICATIONS
402,324	Reed Elsevier NV	5,238,222

	CONSUMER NON-CYCLICAL
104,019	Koninklijke Ahold NV	1,435,792

	FINANCIALS
456,871	ING Groep NV1	4,862,294

	Total Netherlands	11,536,308

	NEW ZEALAND (0.3%)
	COMMUNICATIONS
1,116,255	Telecom Corp. of New Zealand, Ltd.	1,746,305

	Total New Zealand	1,746,305

	SINGAPORE (3.1%)
	COMMUNICATIONS
1,789,000	Singapore Telecommunications, Ltd.	4,277,348

	FINANCIALS
682,191	DBS Group Holdings, Ltd.	7,337,546
320,139	United Overseas Bank, Ltd.	4,616,825

		11,954,371

	INDUSTRIALS
88,400	Jardine Matheson Holdings, Ltd.	3,975,160

	Total Singapore	20,206,879

	SPAIN (4.8%)
	COMMUNICATIONS
384,802	Telefonica SA	10,361,802

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2010	11

BBH INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)
October 31, 2010

Shares		Value

	COMMON STOCKS (continued)
	SPAIN (continued)
	CONSUMER CYCLICAL
98,000	Inditex SA	$8,178,020

	FINANCIALS
325,364	Banco Santander Central Hispano SA	4,172,835

	UTILITIES
1,061,296	Iberdrola SA	8,928,060

	Total Spain	31,640,717

	SWEDEN (1.0%)
	CONSUMER CYCLICAL
185,000	Hennes & Mauritz AB (B Shares)	6,490,841

	Total Sweden	6,490,841

	SWITZERLAND (7.3%)
	CONSUMER NON-CYCLICAL
135,000	Nestle SA	7,392,563
165,000	Nobel Biocare Holding AG	2,721,753
4,385	SGS SA	7,015,224
51,700	Synthes, Inc.	6,160,779

		23,290,319

	FINANCIALS
26,450	Zurich Financial Services AG	6,471,582

	HEALTH CARE
313,438	Novartis AG	18,158,018

	Total Switzerland	47,919,919

	TAIWAN (1.1%)
	COMMUNICATIONS
123,154	Chunghwa Telecom Co. Ltd. ADR	2,881,804

	TECHNOLOGY
2,097,000	Taiwan Semiconductor Manufacturing Co., Ltd.	4,310,224

	Total Taiwan	7,192,028

The accompanying notes are an integral part of these financial statements.

12

BBH INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)
October 31, 2010

Shares		Value

	COMMON STOCKS (continued)
	UNITED KINGDOM (18.2%)
	COMMUNICATIONS
2,978,165	Vodafone Group, Plc.	$8,103,072

	CONSUMER CYCLICAL
703,829	Compass Group, Plc.	5,770,241

	CONSUMER NON-CYCLICAL
120,500	Reckitt Benckiser Group, Plc.	6,742,306
733,900	Smith & Nephew, Plc.	6,454,233
1,373,109	Tesco, Plc.	9,388,921
299,795	Unilever, Plc.	8,644,039
1,231,000	WM Morrison Supermarkets, Plc.	5,793,557

		37,023,056

	ENERGY
658,927	BG Group, Plc.	12,815,480
961,789	BP, Plc.	6,539,894
570,300	Cairn Energy, Plc.[1]	3,525,442
323,135	Royal Dutch Shell, Plc. (A Shares)	10,463,477

		33,344,293

	FINANCIALS
192,346	Aviva, Plc.	1,227,692
625,500	HSBC Holdings, Plc.	6,511,158
29,037	Standard Chartered, Plc.[1]	244,433
232,300	Standard Chartered, Plc.	6,722,602

		14,705,885

	HEALTH CARE
477,978	GlaxoSmithKline, Plc.	9,352,354

	INDUSTRIALS
312,180	Experian PLC	3,625,908

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2010	13

BBH INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)
October 31, 2010

Shares			Value

	COMMON STOCKS (continued)
	UNITED KINGDOM (continued)
	UTILITIES
1,353,000	Centrica, Plc.		$7,200,005

	Total United Kingdom		119,124,814

	TOTAL COMMON STOCKS (identified cost $548,215,963)		639,300,111

TOTAL INVESTMENTS (Identified cost $548,215,963)[2]		97.7%	$639,300,111
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES		2.3	14,976,772

NET ASSETS		100.0%	$654,276,883

[1]	Non-income producing security.

[2]	The aggregate cost for federal income tax purposes is $550,763,417, the aggregate gross unrealized appreciation is $156,800,812 and the aggregate gross unrealized depreciation is $68,264,118, resulting in net unrealized appreciation of $88,536,694.

Abbreviations:

ADR – American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

14

BBH INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)
October 31, 2010

FAIR VALUE MEASUREMENTS

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” This ASU adds new disclosure requirements for transfers into and out of Levels 1 and 2 fair-value measurements and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair-value measurements. It also clarifies existing fair value disclosures about the level of disaggregation, inputs and valuation techniques. Except for the detailed Level 3 reconciliation disclosures, the guidance in the ASU is effective for annual and interim reporting periods in fiscal years beginning after December 15, 2009. The new disclosures for Level 3 activity are effective for annual and interim reporting periods in fiscal years beginning after December 15, 2010. Management of the Fund continues to evaluate the impact the adoption will have on the Fund’s holdings disclosure.

The Fund is required to disclose information regarding the fair value measurements of a Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

—	Level 1 – (unadjusted) quoted prices in active markets for identical investments.

—	Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2010	15

BBH INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)
October 31, 2010

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2010.

Investments, at value	(Unadjusted) Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of October 31, 2010

Australia	$—	$48,040,057	—	$48,040,057
Belgium	—	6,836,055	—	6,836,055
Brazil	7,285,984	—	—	7,285,984
Denmark	—	9,060,884	—	9,060,884
France	—	71,372,458	—	71,372,458
Germany	—	29,882,778	—	29,882,778
Hong Kong	—	41,739,258	—	41,739,258
Italy	—	11,883,732	—	11,883,732
Japan	—	167,341,094	—	167,341,094
Netherlands	—	11,536,308	—	11,536,308
New Zealand	—	1,746,305	—	1,746,305
Singapore	—	20,206,879	—	20,206,879
Spain	—	31,640,717	—	31,640,717
Sweden	—	6,490,841	—	6,490,841
Switzerland	—	47,919,919	—	47,919,919
Taiwan	2,881,804	4,310,224	—	7,192,028
United Kingdom	—	119,124,814	—	119,124,814

Total	$10,167,788	$629,132,323	—	$639,300,111

*	At October 31, 2010, there were no significant transfers in or out of Level 1, Level 2 and Level 3 fair value measurements.

The accompanying notes are an integral part of these financial statements.

16

BBH INTERNATIONAL EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2010

ASSETS:
Investments in securities, at value (identified cost $548,215,963)	$639,300,111
Cash	12,610,800
Foreign currency at value (identified cost $102,587)	102,872
Receivables for:
Dividends	2,035,612
Investments sold	1,553,939
Shares sold	964,000
Other receivables	12,093

Total Assets	656,579,427

LIABILITIES:
Payables for:
Investments purchased	1,554,554
Investment advisory and administrative fees	440,501
Shareholder servicing fees	120,320
Custody and accounting fees	100,636
Professional fees	54,100
Distribution fees	3,638
Transfer agent fees	3,557
Board of Trustees’ fees	504
Accrued expenses and other liabilities	24,734

Total Liabilities	2,302,544

NET ASSETS	$654,276,883

Net Assets Consist of:
Paid-in capital	$618,498,910
Undistributed net investment income	9,881,438
Accumulated net realized loss on investments and
foreign exchange transactions	(65,259,631)
Net unrealized appreciation/(depreciation) on investments
and foreign currency translations	91,156,166

Net Assets	$654,276,883

NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS N SHARES
($572,505,638 ÷ 43,869,682 shares outstanding)	$13.05

CLASS I SHARES
($81,771,245 ÷ 6,246,685 shares outstanding)	$13.09

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2010	17

BBH INTERNATIONAL EQUITY FUND

STATEMENT OF OPERATIONS
For the Year Ended October 31, 2010

NET INVESTMENT INCOME:
Income:
Dividends (net of foreign withholding taxes of $1,349,852)	$17,163,466
Interest income	11,189
Other income	40,470

Total Income	$17,215,125

Expenses:
Investment advisory and administrative fees	4,572,955
Shareholder servicing fees	1,299,023
Custody and accounting fees	397,256
Board of Trustees’ fees	79,643
Professional fees	74,054
Transfer agent fees	47,699
Distribution fees	15,004
Miscellaneous expenses	83,715

Total Expenses	6,569,349
Expense offset arrangement	(9,655)

Net Expenses	6,559,694

Net Investment Income	10,655,431

NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments	454,742
Net realized loss on foreign exchange transactions	(2,306)

Net realized gain on investments and foreign exchange transactions	452,436
Net change in unrealized appreciation/(depreciation) of investments	32,182,873
Net change in unrealized appreciation/(depreciation) on foreign
currency translations	15,624,097

Net change in unrealized appreciation/(depreciation) on investments
and foreign currency translations	47,806,970

Net Realized and Unrealized Gain	48,259,406

Net Increase in Net Assets Resulting from Operations	$58,914,837

The accompanying notes are an integral part of these financial statements.

18

BBH INTERNATIONAL EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the years ended October 31,

	2010	2009

INCREASE IN NET ASSETS:
Operations:
Net investment income	$10,655,431	$8,088,899
Net realized gain (loss) on investments and
foreign exchange transactions	452,436	(63,829,561)
Net change in unrealized appreciation on
investments and foreign currency translations	47,806,970	128,273,735

Net increase in net assets resulting from
operations	58,914,837	72,533,073

Dividends and distributions declared:
From net investment income:
Class N	(7,616,296)	(12,819,934)
Class I	(692,793)	(1,013,444)
From net realized gains:
Class N	—	(11,089,345)
Class I	—	(791,571)

Total dividends and distributions declared	(8,309,089)	(25,714,294)

Share transactions:
Net proceeds from sales of shares	179,269,641	135,598,814
Net asset value of shares issued to shareholders
for reinvestment of dividends and distributions	8,099,147	25,060,697
Net cost of shares redeemed	(94,067,242)	(134,669,444)

Net increase in net assets resulting from
share transactions	93,301,546	25,990,067

Total increase in net assets	143,907,294	72,808,846
NET ASSETS:
Beginning of year	510,369,589	437,560,743

End of year (including undistributed net investment
income of $9,881,438 and $7,458,328, respectively)	$654,276,883	$510,369,589

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2010	19

BBH INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Class N share outstanding throughout each year

	For the years ended October 31,

	2010	2009	2008	2007	2006

Net asset value, beginning of year	$11.98	$10.73	$18.53	$15.71	$12.59

Income from investment operations:
Net investment income[1]	0.23	0.21	0.32	0.28	0.25
Net realized and unrealized gain (loss)	1.03	1.74	(7.06)	2.95	3.07

Total income (loss) from
investment operations	1.26	1.95	(6.74)	3.23	3.32

Less dividends and distributions:
From net investment income	(0.19)	(0.37)	(0.27)	(0.24)	(0.20)
From net realized gains	—	(0.33)	(0.79)	(0.17)	—

Total dividends and distributions	(0.19)	(0.70)	(1.06)	(0.41)	(0.20)

Net asset value, end of year	$13.05	$11.98	$10.73	$18.53	$15.71

Total return	10.61%	19.69%	(38.30)%	21.01%	26.62%
Ratios/Supplemental data:
Net assets, end of year (in millions)	$573	$471	$412	$700	$524
Ratio of expenses to average net assets	1.17%[2]	1.18%[2]	1.13%[2]	1.17%[2]	1.11%[2]
Ratio of net investment income to
average net assets	1.85%	2.04%	2.09%	1.64%	1.76%
Portfolio turnover rate	11%	34%	19%	16%	10%

[1]	Calculated using average shares outstanding for the year.

[2]	The ratio of expenses to average net asset for the years ended October 31, 2010, 2009, 2008, 2007 and 2006 reflect fees reduced as result of an expense offset arrangement with the Fund’s custodian. Had this arrangement not been in place, this ratio would have been 1.17%, 1.19%, 1.13%, 1.17% and 1.17%, respectively.

The accompanying notes are an integral part of these financial statements.

20

BBH INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)
Selected per share data and ratios for a Class I share outstanding throughout each year

	For the years ended October 31,

	2010	2009	2008	2007	2006

Net asset value, beginning of year	$12.01	$10.77	$18.59	$15.76	$12.62

Income from investment operations:
Net investment income[1]	0.24	0.24	0.35	0.32	0.29
Net realized and unrealized gain (loss)	1.05	1.75	(7.07)	2.96	3.07

Total income (loss) from
investment operations	1.29	1.99	(6.72)	3.28	3.36

Less dividends and distributions:
From net investment income	(0.21)	(0.42)	(0.31)	(0.28)	(0.22)
From net realized gains	—	(0.33)	(0.79)	(0.17)	—

Total dividends and distributions	(0.21)	(0.75)	(1.10)	(0.45)	(0.22)

Net asset value, end of year	$13.09	$12.01	$10.77	$18.59	$15.76

Total return	10.88%	20.01%	(38.12)%	21.28%	26.98%
Ratios/Supplemental data:
Net assets, end of year (in millions)	$82	$39	$26	$45	$40
Ratio of expenses to average net assets	0.93%[2]	0.93%[2]	0.88%[2]	0.91%[2]	0.87%[2]
Ratio of net investment income to
average net assets	1.96%	2.29%	2.32%	1.87%	2.02%
Portfolio turnover rate	11%	34%	19%	16%	10%

[1]	Calculated using average shares outstanding for the year.

[2]	The ratio of expenses to average net asset for the years October 31, 2010, 2009, 2008, 2007 and 2006 reflect fees reduced as result of an expense offset arrangement with the Fund’s custodian. Had this arrangement not been in place, this ratio would have been 0.93%, 0.93%, 0.88%, 0.91% and 0.94%, respectively.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2010	21

BBH INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS
October 31, 2010

1.	Organization. The Fund is a separate series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. The Fund commenced operations on June 6, 1997. On February 20, 2001, the Trustees reclassified the Fund’s outstanding shares as “Class N,” and established a new class of shares designated as “Class I”. Class I commenced operations on October 30, 2002. Class N and Class I shares have different operating expenses. Neither Class N shares nor Class I shares convert to any other class of the Fund. At October 31, 2010, there were four series of the Trust.

2.	Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The following summarizes significant accounting policies of the Fund:

A.	Valuation of Investments. (1) The value of investments listed on a securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees; (4) for securities traded on international exchanges, if events which may materially affect the value of the Fund’s securities occur after the close of the primary exchange and before a Fund’s net asset value is next determined, then those securities will be valued at fair value as determined in good faith under the supervision of the Trust’s Board of Trustees. The Fund may use a systematic fair value model provided by an independent third party to value international securities; (5) short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless this is determined not to represent fair value by the Trust’s Board of Trustees.

B.	Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the exdividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of securities received. Distributions received on securities that represent a return of capital or a capital gain are recorded as a reduction of cost of investments and as a realized gain, respectively. Interest income is accrued daily. Investment income is recorded net of foreign taxes withheld where recovery of such tax is uncertain.

22

BBH INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2010

C.	Fund Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

D.	Forward Foreign Currency Exchange Contracts. The Fund may enter into forward foreign currency exchange contracts (“Contracts”) in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of portfolio securities denominated in a particular currency, or to increase or shift its exposure to a currency other than U.S. dollars. The Fund has no specific limitation on the percentage of assets which may be committed to these types of Contracts. The Fund could be exposed to risks if the counterparties to the Contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the Fund are determined using forward currency exchange rates supplied by a quotation service. At October 31, 2010, the Fund had no open Contracts.

E.	Foreign Currency Translations. The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Upon the purchase or sale of a security denominated in foreign currency, the Fund may enter into forward currency exchange contracts for the purchase or sale of a fixed amount of U.S. dollars of the amount of foreign currency involved in the underlying security transaction. Reported net realized gains and losses arise from the sales of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. The effect of changes in foreign exchange rates on foreign denominated securities is included with the net realized and unrealized gain or loss on foreign currency translations. Net unrealized appreciation or depreciation on foreign currency translations arise from changes in the value of the assets and liabilities, excluding investments in securities, at period year end, resulting from changes in the exchange rate.

F.	Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

FINANCIAL STATEMENT OCTOBER 31, 2010	23

BBH INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2010

G.	Securities Lending. The Fund may lend its portfolio securities to broker-dealers, qualified banks and certain institutional investors. The loans are secured by collateral in an amount equal to at least the market value at all times of the loaned securities plus any accrued interest and dividends. During the time the securities are on loan, the Fund will continue to receive the interest and dividends or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower or earning interest on the investment of the cash collateral. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable finders’, administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. There were no securities on loan as of October 31, 2010.

H.	Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund’s tax return due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified on the Statement of Assets & Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of ASC 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits at October 31, 2010, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the year ended October 31, 2010, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years.

24

BBH INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2010

I.	Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, if any, were generally declared and paid annually and are recorded on the ex-dividend date. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The tax character of distributions paid during the fiscal years ended October 31, 2010 and 2009, respectively, were as follows:

Distributions paid from:

		Net	Total		Total
	Ordinary	long-term	taxable	Tax return	distributions
	income	capital gain	distributions	of capital	paid

2010:	$8,309,089	—	$8,309,089	—	$8,309,089
2009:	13,836,164	$11,878,130	25,714,294	—	25,714,294

As of October 31, 2010 and 2009, respectively, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Components of accumulated earnings/(deficit):

					Other		Total
	Undistributed	Undistributed		Accumulated	book/tax	Unrealized	accumulated
	ordinary	long-term	Accumulated	capital and	temporary	appreciation/	earnings/
	income	capital gain	earnings	other losses	differences	(depreciation)	(deficit)

2010:	$9,897,978	—	$9,897,978	$(62,728,716)	$(2,547,455)	$91,156,166	$35,777,973
2009:	7,560,300	—	7,560,300	(63,283,423)	(2,453,848)	43,349,196	(14,827,775)

The Fund has a net capital loss carryforward of approximately $62,728,716, which expires as follows:

Expiration date	Amount

10/31/2017	$62,728,716

Total distributions paid may differ from the Statement of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid. The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

J.	Use of Estimates. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from these estimates.

FINANCIAL STATEMENT OCTOBER 31, 2010	25

BBH INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2010

3.	Fees and Other Transactions with Affiliates.

	A.	Investment Advisory and Administrative Fees. Effective June 12, 2007, under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) provides investment advisory and portfolio management services to the Fund. The SID currently oversees Mondrian Investment Partners Limited and Walter Scott & Partners (collectively “Sub-advisers”), who are responsible for investing the assets of the Fund. BBH also provides administrative services to the Fund. The Fund pays a combined fee for investment advisory and administrative services calculated daily and paid monthly at an annual rate equivalent to 0.80% of the Fund’s average daily net assets. The SID pays each Sub-adviser a sub-adviser fee from its investment advisory and administrative fees. For the year ended October 31, 2010, the Fund incurred $4,572,955 for services under the Agreement. BBH had a sub-administration services agreement with Federated Services Company (“FSC”) for which FSC received compensation paid by BBH. The sub-administration services agreement with FSC terminated as of January 31, 2010.

	B.	Shareholder Servicing Fees. The Trustee has a shareholder servicing agreement with BBH for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.25% of Class N shares’ average daily net assets. For the year ended October 31, 2010, Class N shares of the Fund incurred $1,299,023 for shareholder servicing services.

	C.	Custody and Fund Accounting Fees. BBH acts as a custodian and receives custody and fund accounting fees from the Fund calculated daily and paid monthly. BBH holds all cash and investments and calculates the daily net asset value. The custody fee is an asset and transaction based fee. The fund accounting fee is an asset based fee calculated at 0.04% per annum on the first $100 million of net assets, 0.02% per annum on the next $400 million of net assets and 0.01% per annum on all net assets over $500 million. For the year ended October 31, 2010, the Fund incurred a total of $397,256 for custody and fund accounting services. These fees were reduced by $9,655 as a result of an expense offset arrangement with the Fund’s custodian. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement the Fund will pay the Federal Funds overnight investment rate on the day of overdraft. The total interest incurred by the Fund for the year ended October 31, 2010 was $645.

	D.	Securities Lending Fees. The Trust has a securities lending agreement with BBH for which BBH receives a portion of the securities lending proceeds. For the year ended October 31, 2010, BBH received no securities lending proceeds.

26

BBH INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2010

	E.	Board of Trustees’ Fees. Each Trustee receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the year ended October 31, 2010, the Fund incurred $79,643 in Trustee compensation and reimbursements.

4.	Investment Transactions. For the year ended October 31, 2010, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments, were $144,388,722 and $59,367,435, respectively.

5.	Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class N shares and Class I shares of beneficial interest, at no par value. Transactions in shares of beneficial interest were as follows:

	For the year ended October 31, 2010		For the year ended October 31, 2009

	Shares	Dollars	Shares	Dollars

Class N
Shares sold	11,849,466	$145,143,836	11,835,779	$125,598,814
Shares issued in connection
with reinvestments
of dividends	608,075	7,406,354	2,377,882	23,255,682
Shares redeemed	(7,880,986)	(93,374,449)	(13,253,669)	(132,864,429)

Net increase	4,576,555	$59,175,741	959,992	$15,990,067

Class I
Shares sold	2,960,192	$34,125,805	864,304	$10,000,000
Shares issued in connection
with reinvestments
of dividends	56,833	692,793	184,562	1,805,015
Shares redeemed	(56,833)	(692,793)	(184,562)	(1,805,015)

Net increase	2,960,192	$34,125,805	864,304	$10,000,000

FINANCIAL STATEMENT OCTOBER 31, 2010	27

BBH INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2010

6.	Principal Risk Factors and Indemnifications.

	A.	Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

A shareholder may lose money by investing in the Fund. In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk), failure of a counterparty to a transaction to perform (credit risk), changes in interest rates (interest rate risk), financial performance or leverage of the issuer (issuer risk), difficulty in being able to purchase or sell a security (liquidity risk), risks associated with investing a significant portion of its assets in bank obligations (concentration risks), or certain risks associated with investing in foreign securities not present in domestic investments (foreign risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are held by the Fund; conditions affecting the general economy; overall market changes; local, regional or political, social or economic instability; and currency and interest rate and price fluctuations. The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

	B.	Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

28

BBH INTERNATIONAL EQUITY FUND

DISCLOSURE OF FUND EXPENSES
October 31, 2010 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution 12b-1 fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the one-half year period and held for the last six months of the fiscal year ended October 31, 2010 (May 1, 2010 to October 31, 2010).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

FINANCIAL STATEMENT OCTOBER 31, 2010	29

BBH INTERNATIONAL EQUITY FUND

DISCLOSURE OF FUND EXPENSES (continued)
October 31, 2010 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2010	Ending Account Value October 31, 2010	Expenses Paid During Period May 1, 2010 to October 31, 2010[1]

Class N
Actual	$1,000	$1,058.40	$6.23
Hypothetical[2]	$1,000	$1,019.16	$6.11

	Beginning Account Value May 1, 2010	Ending Account Value October 31, 2010	Expenses Paid During Period May 1, 2010 to October 31, 2010[1]

Class I
Actual	$1,000	$1,059.90	$4.93
Hypothetical[2]	$1,000	$1,020.42	$4.84

[1]	Expenses are equal to the Fund’s annualized expense ratio of 1.20% and 0.95% for Class N and I shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

[2]	Assumes an annualized return of 5% before expenses. For the purposes of the calculation, the applicable annualized expenses ratio for each class of shares is subtracted from the assumed return before expenses.

30

BBH INTERNATIONAL EQUITY FUND

DISCLOSURE OF ADVISER SELECTION
October 31, 2010 (unaudited)

Approval of Investment Advisory and Administrative Services Agreement

At a meeting held in-person on December 8, 2009, the Board, all of whom are not “interested persons,” as defined in the 1940 Act, of the Trust or the Investment Adviser, unanimously approved for an annual period the continuance of the Investment Advisory and Administrative Services Agreement (the “Agreement”), which had been approved by shareholders on May 23, 2007. Both in the meeting specifically held to address the continuance of the Agreement, and at other meetings during the course of the year, the Board requested and received materials relating to services provided by the Investment Adviser under the Agreement. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Agreement, and individual Trustees may have given different weight to various factors.

The following is a summary of the factors the Board took into consideration in making its determination to approve continuance of the Agreement. The Board reviewed these factors with its independent counsel.

Nature, Extent and Quality of Services Provided by Brown Brothers Harriman’s Mutual Fund Advisory Department (the “SID”) and Brown Brothers Harriman & Co. (“BBH”)

The Board received and considered information during the in-person meeting held on December 8, 2009, and during the past year, regarding the nature, extent and quality of services provided to the Fund by the SID and BBH. The Board noted that, under the Agreement and with respect to the Fund, the SID, subject to the supervision of the Board, is responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies. The Board also noted that BBH provides administrative services to the Fund.

The Board considered the scope and quality of services provided by the SID and BBH under the Agreement. The Board also considered the policies and practices that BBH follows in allocating the portfolio transactions of the Fund, including the policies and practices of the Fund and BBH regarding best execution, “soft dollars” and directed brokerage. The Board considered the scope and quality of BBH’s compliance and internal audit function. The Board also considered BBH’s capabilities in providing directly certain administrative services that had previously been provided by the Fund’s sub-administrator, including the fact that BBH currently supplies such services to other fund complexes. The Board reviewed the qualifications of the key investment personnel primarily responsible for the day-to-day portfolio management of the Fund. The Board noted that in the course of its regular meetings it received reports on each of the foregoing topics. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided, and expected to be provided, to the Fund under the Agreement.

FINANCIAL STATEMENT OCTOBER 31, 2010	31

BBH INTERNATIONAL EQUITY FUND

DISCLOSURE OF ADVISER SELECTION (continued)
October 31, 2010 (unaudited)

Investment Results

The Board received and considered performance information for the Fund. The Board considered the investment results of the Fund as compared with one or more selected securities indices. In addition to the information received by the Board at the December 8, 2009 meeting, the Board received detailed performance information for the Fund at each regular Board meeting during the year. The Board reviewed information showing performance of each Fund over the 3-month, 1-, 3-, and 5- year periods ended October 31, 2009 and in calendar year 2008, and it compared the performance information to an appropriate securities index over comparable periods. In their review, the Board noted that in the short-term, the Fund modestly underperformed the MSCI Europe, Australasia Far East Index (the “MSCI-EAFE Index”), with results in longer periods comparing favorably to the MSCI-EAFE Index.

Fee Rates

The Board considered the fee rate paid by the Fund to BBH in light of the nature, extent and quality of the services provided by BBH to the Fund. The Board considered the depth and range of services provided under the Agreement, noting that BBH also coordinates the provision of services to the Fund by nonaffiliated service providers. The Board received and considered information comparing the Fund’s investment advisory and administration fees and Fund’s net total expenses with those of comparable industry averages. The Board recognized that it is difficult to make comparisons of these fee rates, or of combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds.

Costs of Services Provided and Profitability to BBH

The Board reviewed BBH’s profitability data for the Fund for the nine months ended September 30, 2009, and for the year-earlier period. The data included the effect of revenue generated by the shareholder servicing and administration fees paid by the Fund. The Board also reviewed the allocation methods used in preparing the profitability data. In considering profitability information, the Board considered the effect of fall-out benefits on BBH’s expenses. The Board focused on profitability of BBH’s relationships with the Fund before taxes and distribution expenses. The Board concluded that BBH’s profitability was not excessive in light of the nature, extent and quality of services provided to the Fund.

The Board considered other benefits received by BBH as a result of the relationship with the Fund. These other benefits include proprietary research received from brokers that execute the Fund’s purchases and sales of securities, fees received for being the Fund’s administrator, custodian and securities lending agent and shareholder servicing fees. In light of the costs of providing services pursuant to the Agreement with the Fund as well as BBH’s commitment to the Fund, the ancillary benefits that the SID and BBH received were considered reasonable.

32

BBH INTERNATIONAL EQUITY FUND

DISCLOSURE OF ADVISER SELECTION (continued)
October 31, 2010 (unaudited)

Economies of Scale

The Board noted that the fee schedule for the Fund does not contain breakpoints. The Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. In light of the Fund’s current size and expense structure, the Board concluded that it was unnecessary at this time to consider breakpoints with respect to the Fund. The Board concluded that the fees paid by the Fund to BBH were reasonable based on the comparative performance and expense information, and the cost of the services provided and the profits to be realized by BBH.

Conflicts of Interest

Certain conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them.

Other potential conflicts might include conflicts between the Fund and its affiliated and unaffiliated service providers (e.g., conflicting duties of loyalty). In addition to providing investment management services through the Investment Adviser, BBH provides administrative, custody, fund accounting, and securities lending services to the Fund. BBH may have conflicting duties of loyalty while servicing the Fund and/or opportunities to further its own interest to the detriment of the Fund. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. Also, because its advisory fees are calculated by reference to the Fund’s net assets, the Investment Adviser and its affiliates may have an incentive to seek to overvalue certain assets.

The SID may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or brokerage services. The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The Investment Adviser will determine in good faith whether the amount of commission is reasonable in relation to the value of research and brokerage services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities.

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities.

FINANCIAL STATEMENT OCTOBER 31, 2010	33

BBH INTERNATIONAL EQUITY FUND

DISCLOSURE OF ADVISER SELECTION (continued)
October 31, 2010 (unaudited)

BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees.

BBH, including the Investment Adviser, seeks to meet its fiduciary obligation with respect to all clients including the Fund. BBH has adopted and implemented policies and procedures that seek to manage conflicts. The Investment Adviser monitors a variety of areas, including compliance with fund investment guidelines, review of allocation decisions, the investment in only those securities within the parameters of which have been approved for purchase by an oversight committee, and compliance with the Investment Adviser’s Code of Ethics. With respect to the allocation of investment opportunities, BBH has adopted and implemented policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. BBH has structured the portfolio managers’ compensation in a manner it believes is reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

The Trust also manages these conflicts. For example, the Fund has designated a chief compliance officer and has adopted and implemented policies and procedures designed to address the conflicts identified above and other conflicts that may arise in the course of the Fund’s operations in such a way as to safeguard the Fund from being negatively affected as a result of any such potential conflicts. The Trustees receive regular reports from the Investment Adviser and the Fund’s chief compliance officer on areas of potential conflict.

34

BBH INTERNATIONAL EQUITY FUND

ADDITIONAL FEDERAL TAX INFORMATION
October 31, 2010 (unaudited)

Under Section 854(b)(2) of the Internal Revenue Code (the “Code”), the Fund designates up to a maximum of $8,309,089 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended October 31, 2010. In January 2011, shareholders will receive Form 1099-DIV, which will include their share of qualified dividends distributed during the calendar year 2010. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their individual income tax returns.

The amounts which represent income derived from sources within, and taxes paid to foreign countries or possessions of the United States are as follows:

Foreign Source Income	Foreign Tax Credit Total

$18,460,181	$1,314,118

FINANCIAL STATEMENT OCTOBER 31, 2010	35

TRUSTEES AND OFFICERS OF BBH INTERNATIONAL EQUITY FUND

(unaudited)

Information pertaining to the Trustees of the BBH Trust (the “Trust”) and executive officers of the Trust is set forth below. The Statement of Additional Information for the BBH International Equity Fund includes additional information about the Fund’s Trustees and is available upon request without charge by contacting the Fund at 1-800-625-5759.

Name and Birth Date	Position(s) Held with Trust	Term of Office# and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee^	Other Directorships Held by Trustee During Past 5 Years

Joseph V. Shields Jr. Birth Date: March 17, 1938	Chairman of the Board and Trustee	Since 2007 1990-2007 with Predecessor Trust	Managing Director, Chairman and Chief Executive Officer of Wellington Shields & Co. LLC (member of NYSE); Chairman of Capital Management Associates, Inc. (registered investment adviser); Director of Flower Foods, Inc. (NYSE listed company).	4	None

David P. Feldman Birth Date: November 16, 1939	Trustee	Since 2007 1990-2007 with Predecessor Trust	Director of Jeffrey Co. (1992 to present); Director of QMED (1999 to May 2007).	4	Director of Dreyfus Mutual Funds (59 Funds)

Alan G. Lowy Birth Date: April 17, 1939	Trustee	Since 2007 1993-2007 with Predecessor Trust	Private Investor.	4	None

Arthur D. Miltenberger Birth Date: November 8, 1938	Trustee	Since 2007 1992-2007 with Predecessor Trust	Retired.	4	None

H. Whitney Wagner Birth Date: March 3, 1956	Trustee	Since 2007 2006-2007 with Predecessor Trust	President, Clear Brook Advisors, a registered investment advisor.	4	None

Andrew S. Frazier Birth Date: April 8, 1948	Trustee	Since 2010	Semi-Retired Consultant to Western World Insurance Group, Inc. (“WWIG”) (owner of three property casualty insurance companies); President and CEO of WWIG (1992-2009).	4	Director of WWIG

36

TRUSTEES AND OFFICERS OF BBH INTERNATIONAL EQUITY FUND

(unaudited)

OFFICERS

Name, Birth Date and Address	Position(s) Held with Trust	Term of Office# and Length of Time Served	Principal Occupation(s) During Past 5 Years

John A. Gehret Birth Date: April 11, 1959 140 Broadway New York, NY 10005	President and Principal Executive Officer	Since 2008	President and Principal Executive Officer of the Trust; He joined Brown Brothers Harriman & Co. (“BBH&Co.”) in 1981 and has been a Partner of the firm since 1998.

Charles H. Schreiber Birth Date: December 10, 1957 140 Broadway New York, NY 10005	Treasurer and Principal Financial Officer	Since 2007 2006-2007 with Predecessor Trust	Treasurer and Principal Financial Officer of the Trust; Senior Vice President of BBH&Co. since September 2001; Joined BBH&Co. in 1999.

Mark B. Nixon Birth Date: January 14, 1963 140 Broadway New York, NY 10005	Assistant Secretary, Assistant Treasurer	Since 2007 2006-2007 with Predecessor Trust	Assistant Secretary and Assistant Treasurer of the Trust, Vice President of BBH&Co. (since October 2006), Accounting Manager, Reserve Funds (August 2005-September 2006).

Beth Haddock Birth Date: December 10, 1965 140 Broadway New York, NY 10005	Chief Compliance Officer	Since 2007	Chief Compliance Officer of the Trust (September 2007 – present); Chief Compliance Officer for the FINRA/NYSE and SEC compliance programs and Associate Compliance Director for the global compliance program (April 2005 – present).

Sue M. Rim-An Birth Date: September 10, 1970 140 Broadway New York, NY 1005	Anti-Money Laundering Officer	Since 2008	Anti-Money Laundering Officer, Vice President of BBH&Co. (September 2007-present); AML Officer at UBS Investment Bank (April 2006 – August 2007); AML Officer & Vice President in Private Client Services at Bear Stearns & Co (June 1992 – April 2006).

Suzan Barron Birth Date: September 5, 1964 50 Milk Street Boston, MA 02109	Secretary	Since 2009	Secretary of the Trust, Senior Vice President and Senior Investor Services Counsel, Corporate Secretary and Regulatory Support Practice of Fund Administration, BBH&Co. since November 2005.

FINANCIAL STATEMENT OCTOBER 31, 2010	37

TRUSTEES AND OFFICERS OF BBH INTERNATIONAL EQUITY FUND

(unaudited)

Name, Birth Date and Address	Position(s) Held with Trust	Term of Office# and Length of Time Served	Principal Occupation(s) During Past 5 Years

Alexander Tikonoff Birth Date: December 23, 1974 50 Milk Street Boston, MA 02109	Assistant Secretary	Since 2009	Assistant Secretary to the Trust, Associate Counsel, Investor Services, BBH&Co. (August 2006 to present); Joined BBH&Co. in 2000.

Theodore J. Boudria Birth Date: June 26, 1968 50 Milk Street Boston, MA 02109	Assistant Treasurer	Since 2008	Assistant Treasurer of the Trust; Vice President (Since 2003); Assistant Vice President (since September 2000); Joined BBH&Co. in 1995.

Albert C. Pegueros Birth Date: January 27, 1965 50 Milk Street Boston, MA 02109	Assistant Treasurer	Since 2009	Vice President, Assistant Treasurer, U.S. Fund Administration Financial Reporting and Treasurer Support Department, BBH&Co. since July 2008; Assistant Vice President, U.S. Fund Administration Financial Reporting and Treasurer Support Department, BBH&Co. (May 2005 to July, 2008). Joined BBH&Co. in 2005.

#

All officers of the Trust hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the Trustees to remove any officer in accordance with the Trust’s By-Laws). Except for Mr. Frazier, the Trustees previously served on the Board of Trustees of the Predecessor Trust, BBH Fund, Inc.

^	The Fund Complex consists of the Trust, which has four series, and each series is counted as one "Fund" for purposes of this table.

38

ADMINISTRATOR BROWN BROTHERS HARRIMAN 140 BROADWAY NEW YORK, NY 10005	INVESTMENT ADVISER MUTUAL FUND ADVISORY DEPARTMENT (SID) OF BROWN BROTHERS HARRIMAN 140 BROADWAY NEW YORK, NY 10005

DISTRIBUTOR ALPS DISTRIBUTORS, INC. 1290 BROADWAY, SUITE 1100 DENVER, CO 80203 SHAREHOLDER SERVICING AGENT BROWN BROTHERS HARRIMAN 140 BROADWAY NEW YORK, NY 10005 (800) 625-5759

There is no affiliation between ALPS Distributors, Inc., Mondrian Investment Partners, or Walter Scott & Partners.

To obtain information or make shareholder inquiries:

By telephone:	Call 1-800-575-1265
By E-mail send your request to:	bbhfunds@bbh.com
On the internet:	www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC’s website at http://www.sec.gov; and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference Room). You may also access this information from the BBH Funds website at www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available upon request by calling the toll-free number listed above. This information is also available from the Edgar database on the SEC’s website at www.sec.gov.

Annual Report
OCTOBER 31, 2010

BBH BROAD MARKET FUND

BBH BROAD MARKET FUND

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
October 31, 2010

History suggests that economic recoveries following a financial crisis tend to be far less robust than those following traditional business cycle recessions, with persistently sluggish growth and high unemployment. The current recovery, which was preceded by the worst financial crisis since the Great Depression, has followed this script. Despite an $800 billion stimulus package and accommodative monetary policy, including a 0% Federal Funds rate and over $1 trillion in financial asset purchases, U.S. gross domestic product (GDP) growth has only averaged 2.5% in 2010. By contrast, in the year directly following the recessions of 1981-1982 and 1990-1991, growth averaged 7.8% and 4.3% respectively. In 2010, the unemployment rate has remained stubbornly high at approximately 9.5%, the worst in 30 years. The wealth destruction in U.S. equities and real estate resulting from the crisis, combined with high consumer debt, has led to a secular change in household savings behavior that we believe will likely stunt consumer spending, the largest component of U.S. GDP, for many quarters to come. Yet despite this grim economic environment, U.S. corporations have shown tremendous resilience. Benefiting from relatively low debt levels pre-crisis, streamlined business models, and a weakening domestic currency, U.S. corporations have strung together several quarters of strong earnings in 2010, further improving their balance sheet condition. Corporations have also benefited from historically low interest rates. Year-to-date through October, two- and five-year Treasury securities have fallen 80 basis points1 and 151 basis points respectively, to lows of 0.34% and 1.17%. These low rates allowed several corporations, including Microsoft Corp. and IBM, to issue three-year maturity debt with coupon rates under 1%.

By the beginning of 2010, corporate bond spreads had recovered much of the ground lost during the credit crisis. While this limited their return potential relative to 2009, we believed spreads still had room to move lower supported by solid corporate earnings, strong corporate balance sheets, and a highly accommodative Federal Reserve. Moreover, we also believed that asset-backed securities (ABS), collateralized by automobiles and credit cards, continued to offer ample relative value given their strong structural performance throughout a highly stressed economic period. As a result, we maintained the majority of the BBH Broad Market Fund’s (the “Fund”) assets in high quality corporate bonds and ABS throughout the period. Credit spreads were volatile in 2010, particularly in the spring, as European policy makers grappled with weakening sovereign debt2 exposures throughout their banking system. By the summer, capital markets appeared temporarily satisfied with government measures employed to stabilize the European banking sector and shifted their focus to the Federal Reserve and its expected expansion of government bond purchases or “Quantitative Easing 2.” The first dose of quantitative easing in 2009 was highly supportive to corporate spreads, and markets, anticipating more of the same, drove spreads lower. Tighter credit spreads and lower interest rates drove positive returns of 4.58% for Class N shares and 4.83% for Class I shares, net of fees, for the 12-month period ending October 31, 2010. While we believe short-maturity, high quality corporate bonds and ABS continue to offer reasonable value compared to government securities, we are concerned about the asymmetric return characteristics of historically low interest rates. To mitigate this risk, we have allowed the Fund’s weighted average maturity to shorten throughout 2010 and also employed the use of Treasury futures to further moderate interest rate risk. We expect to maintain this strategy going forward.

[1]	A basis point is one hundredth of one percent, or 0.01%.

[2]	A debt instrument that is guaranteed by a government.

2

BBH BROAD MARKET FUND

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (continued)
October 31, 2010

Growth of $10,000 Invested in BBH Broad Market Fund

The graph below illustrates the hypothetical investment of $10,0001 in the Class N shares of the Fund over the ten years ended October 31, 2010 as compared to the BCAG.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principle value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For current to the most recent month end performance and after tax returns, contact the Fund at 1-800-625-5759.

[1]	The Fund’s performance assumes the reinvestment of all dividends and distributions. The Barclays Capital U.S. Aggregate Bond Index (“BCAG”) has been adjusted to reflect reinvestment of dividends on securities in the index. The BCAG is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The index is unmanaged. Investments cannot be made in an index.

[2]	The BBH Broad Market Fund – Class N commenced operations on December 22, 2000. Performance prior to December 22, 2000 is that of the BBH Broad Market Fixed Income Portfolio adjusted to assume that all charges, expenses and fees of the Class N shares and the Portfolio which are presently in effect were deducted during such periods, as permitted by applicable SEC staff interpretations. The Class N shares’ annualized performance from December 22, 2000 (commencement of operations) to October 31, 2010 was 5.12%.

FINANCIAL STATEMENT OCTOBER 31, 2010	3

BBH BROAD MARKET FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of the BBH Trust and Shareholders of
BBH Broad Market Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of BBH Broad Market Fund (a series of BBH Trust) (the “Fund”) as of October 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2010, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BBH Broad Market Fund as of October 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
December 22, 2010

4

BBH BROAD MARKET FUND

PORTFOLIO ALLOCATION
October 31, 2010

BREAKDOWN BY SECURITY TYPE

	U.S. $ Value	Percent of Net Assets

Asset Backed Securities	$720,756,590	32.6%
Collateralized Mortgage Backed Securities	37,418,248	1.7
Corporate Bonds	1,314,025,871	59.4
U.S. Government Agency Obligations	3,298,790	0.1
Certificates of Deposit	38,580,031	1.7
Commercial Paper	78,000,000	3.5
U.S. Treasury Bills	1,499,237	0.1
Cash and Other Assets in Excess of Liabilities	19,016,346	0.9

NET ASSETS	$2,212,595,113	100.0%

All data as of October 31, 2010. The Fund’s breakdown by security type is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2010	5

BBH BROAD MARKET FUND

PORTFOLIO OF INVESTMENTS
October 31, 2010

Principal Amount		Maturity Date	Interest Rate	Value

	ASSET BACKED SECURITIES (32.6%)
$6,500,000	Ally Auto Receivables Trust 2010-1	12/15/14	2.300%	$6,717,660
10,625,000	Ally Auto Receivables Trust 2010-2	05/15/15	2.090	10,935,924
35,000,000	Ally Master Owner Trust 2010-2[1]	04/15/17	4.250	38,072,419
15,000,000	American Express Credit Account
	Master Trust 2006-2	01/15/14	5.350	15,467,243
2,750,000	American Express Credit Account
	Master Trust 2008-4[2]	11/15/16	1.656	2,855,573
2,750,000	American Express Credit Account
	Master Trust 2008-9[2]	04/15/16	1.856	2,857,799
9,500,000	AmeriCredit Automobile Receivables
	Trust 2009-1	10/15/13	3.040	9,716,421
5,000,000	AmeriCredit Automobile Receivables
	Trust 2010-1	03/17/14	1.660	5,037,069
13,525,000	AmeriCredit Automobile Receivables
	Trust 2010-3	04/08/15	1.140	13,572,469
5,500,000	Americredit Prime Automobile
	Receivables Trust 2009-1	01/15/14	2.210	5,592,961
13,350,000	Avis Budget Rental Car Funding
	AESOP LLC 2009-2A1	02/20/14	5.680	14,281,935
3,000,000	Avis Budget Rental Car Funding
	AESOP LLC 2010-3A1	05/20/16	4.640	3,206,524
25,300,000	Avis Budget Rental Car Funding
	AESOP LLC 2010-5A1	03/20/17	3.150	25,226,867
20,500,000	BA Credit Card Trust 2007-A8	11/17/14	5.590	22,136,964
16,000,000	Bank of America Auto Trust 2009-2A1	10/15/16	3.030	16,650,862
12,500,000	Bank of America Auto Trust 2009-3A1	12/15/13	1.670	12,632,981
10,500,000	Bank of America Auto Trust 2010-2	06/15/17	1.940	10,775,891
26,300,000	Cabela’s Master Credit Card
	Trust 2010-1A1,2	01/16/18	1.706	27,126,314
14,100,000	Cabela’s Master Credit Card
	Trust 2010-2A1,2	09/17/18	0.956	14,100,224
3,725,000	Capital One Multi-Asset Execution
	Trust 2005-A7	06/15/15	4.700	3,973,577

The accompanying notes are an integral part of these financial statements.

6

BBH BROAD MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)
October 31, 2010

Principal Amount		Maturity Date	Interest Rate	Value

	ASSET BACKED SECURITIES (continued)
$5,000,000	Capital One Multi-Asset Execution
	Trust 2006-A2	11/15/13	4.850%	$5,045,916
11,500,000	Capital One Multi-Asset Execution
	Trust 2006-A6	02/18/14	5.300	11,753,260
11,025,000	Capital One Multi-Asset Execution
	Trust 2008-A3	02/15/16	5.050	12,099,895
6,800,000	Chase Issuance Trust 2008-A10[2]	08/17/15	1.006	6,890,120
6,995,000	Chase Issuance Trust 2008-A11	07/15/15	5.400	7,848,317
19,737,300	Chrysler Financial Auto Securitization
	Trust 2009-A	01/15/16	2.820	20,088,217
32,000,000	Citibank Credit Card Issuance
	Trust 2009-A4	06/23/16	4.900	36,053,939
20,000,000	CitiFinancial Auto Issuance
	Trust 2009-1[1]	10/15/13	2.590	20,327,062
20,000,000	CitiFinancial Auto Issuance
	Trust 2009-1[1]	08/15/16	3.150	20,593,282
3,241,474	CNH Equipment Trust 2009-A	11/15/12	5.280	3,308,023
18,500,000	CNH Equipment Trust 2009-B	10/15/14	5.170	19,536,122
2,850,000	CNH Equipment Trust 2010-B	11/17/14	1.030	2,865,514
508,247	Connecticut RRB Special Purpose
	Trust CL&P 2001-1	12/30/11	6.210	513,159
15,500,000	Ford Credit Auto Owner Trust 2009-E	01/15/14	1.510	15,653,306
7,450,000	Ford Credit Floorplan Master Owner
	Trust 2010-1[1,2]	12/15/14	1.906	7,598,539
1,500,000	Ford Credit Floorplan Master Owner
	Trust 2010-3[1,2]	02/15/17	1.956	1,545,909
30,250,000	Ford Credit Floorplan Master Owner
	Trust 2010-3[1]	02/15/17	4.200	32,817,705
33,000,000	GE Capital Credit Card Master Note
	Trust 2009-2	07/15/15	3.690	34,445,846
3,000,000	GE Capital Credit Card Master Note
	Trust 2009-3	09/15/14	2.540	3,045,501
1,500,000	GE Capital Credit Card Master Note
	Trust 2010-3	06/15/16	2.210	1,540,945

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2010	7

BBH BROAD MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)
October 31, 2010

Principal Amount		Maturity Date	Interest Rate	Value

	ASSET BACKED SECURITIES (continued)
$14,600,000	Hertz Vehicle Financing LLC 2010-1A1	02/25/17	3.740%	$15,293,579
12,000,000	Honda Auto Receivables Owner
	Trust 2009-3	05/15/13	2.310	12,167,177
6,250,000	Hyundai Auto Receivables Trust 2009-A	08/15/13	2.030	6,339,623
10,532,447	John Deere Owner Trust 2009-A	10/15/13	2.590	10,653,312
17,383,864	Leaf II Receivables Funding LLC
	2010-3[1]	06/20/16	3.450	17,327,660
12,500,000	Mercedes-Benz Auto Receivables
	Trust 2009-1	01/15/14	1.670	12,656,815
11,500,000	MMAF Equipment Finance LLC
	2009-AA1	11/15/13	2.370	11,655,153
11,500,000	MMAF Equipment Finance LLC
	2009-AA1	01/15/30	3.510	12,119,705
935,995	Nissan Auto Receivables Owner
	Trust 2009-A	02/15/13	3.200	950,999
40,000,000	Nissan Master Owner Trust
	Receivables 2010-AA1,2	01/15/15	1.406	40,489,540
5,250,000	Santander Drive Auto Receivables
	Trust 2010-1	11/17/14	1.840	5,278,789
11,750,000	Santander Drive Auto Receivables
	Trust 2010-1	05/15/17	2.430	11,858,711
156,683	USAA Auto Owner Trust 2008-1	04/16/12	4.160	156,939
4,091,753	Volkswagen Auto Loan Enhanced
	Trust 2008-2	03/20/13	5.470	4,203,367
9,000,000	Volkswagen Auto Loan Enhanced
	Trust 2010-1	01/20/14	1.310	9,077,233
11,642,164	Westlake Automobile Receivables
	Trust 2010-1A1	12/17/12	1.750	11,652,518
8,500,000	World Omni Auto Receivables
	Trust 2010-A	12/16/13	1.340	8,569,778
5,750,000	World Omni Master Owner Trust
	2009-1[1,2]	07/15/13	1.956	5,797,438

	Total Asset Backed Securities
	(Identified cost $705,818,996)			720,756,590

The accompanying notes are an integral part of these financial statements.

8

BBH BROAD MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)
October 31, 2010

Principal Amount		Maturity Date	Interest Rate	Value

	COLLATERALIZED MORTGAGE
	BACKED SECURITIES (1.7%)
$9,150,000	American Tower Trust 2007-1A1	04/15/37	5.420%	$10,082,407
12,500,000	Chase Commercial Mortgage
	Securities Corp. 2001-245[1,2]	02/12/16	6.421	12,605,944
8,225,000	GS Mortgage Securities Corp. II
	2001-1285[1]	08/15/18	6.526	8,529,202
6,025,000	GS Mortgage Securities Corp. II
	2001-1285[1]	08/15/18	6.643	6,200,695

	Total Collateralized Mortgage Backed
	Securities (Identified cost $37,579,999)			37,418,248

	CORPORATE BONDS (59.4%)
	AEROSPACE & DEFENSE (0.3%)
3,000,000	Northrop Grumman Corp.	08/01/14	3.700	3,234,213
4,400,000	Northrop Grumman Systems Corp.	02/15/11	7.125	4,480,331

				7,714,544

	AGRICULTURE (2.1%)
8,990,000	Archer-Daniels-Midland Co.	03/01/13	7.125	10,288,093
18,829,000	Philip Morris International, Inc.	05/16/13	4.875	20,694,502
15,000,000	Reynolds American, Inc.[2]	06/15/11	0.992	15,034,215

				46,016,810

	BANKING (9.7%)
17,500,000	BB&T Corp.	09/25/13	3.375	18,546,273
6,185,000	Comerica Bank	11/21/16	5.750	6,972,511
21,000,000	Credit Suisse	07/02/12	3.450	21,865,956
18,000,000	Deutsche Bank AG	01/11/13	2.375	18,490,194
17,390,000	Fifth Third Bancorp	05/01/13	6.250	19,156,198
1,978,699	FNBC 1993-A Pass Through Trust	01/05/18	8.080	2,252,491
31,190,000	Goldman Sachs Group, Inc.	05/01/14	6.000	35,038,721
13,000,000	JPMorgan Chase & Co.	05/01/13	4.750	14,153,659
6,000,000	JPMorgan Chase & Co.	06/24/15	3.400	6,273,636
17,000,000	KeyBank N.A.	08/15/12	5.700	18,111,681
13,755,000	US Bank N.A.	02/04/14	6.300	15,778,677
35,340,000	Wachovia Corp.	05/01/13	5.500	38,877,004

				215,517,001

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2010	9

BBH BROAD MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)
October 31, 2010

Principal Amount		Maturity Date	Interest Rate	Value

	CORPORATE BONDS (continued)
	BASIC MATERIALS (0.8%)
$16,500,000	International Paper Co.	04/01/15	5.300%	$18,286,834

	BEVERAGES (1.0%)
20,850,000	Anheuser-Busch InBev Worldwide, Inc.	03/26/13	2.500	21,464,429

	CHEMICALS (0.4%)
7,000,000	E.I. Du Pont de Nemours & Co.	07/15/13	5.000	7,765,338

	DIVERSIFIED FINANCIAL SERVICES (3.0%)
17,507,000	American Express Credit Corp.	08/20/13	7.300	20,019,955
14,000,000	John Deere Capital Corp.	09/09/13	4.900	15,500,926
30,000,000	Merrill Lynch & Co., Inc.	01/15/15	5.000	31,509,240

				67,030,121

	ELECTRIC (1.9%)
6,000,000	Alabama Power Co.	11/15/13	5.800	6,828,756
2,000,000	Duke Energy Carolinas LLC	11/15/13	5.750	2,279,716
11,320,000	FPL Group Capital, Inc.	09/01/11	5.625	11,780,396
5,000,000	MidAmerican Energy Co.	07/15/12	5.650	5,374,265
13,000,000	PG&E Corp.	04/01/14	5.750	14,644,383

				40,907,516

	ENVIRONMENTAL CONTROL (0.4%)
7,500,000	Allied Waste North America, Inc.	06/01/17	6.875	8,259,375

	FINANCIALS (4.1%)
17,375,000	AMB Property LP	08/15/17	4.500	17,745,418
19,000,000	Citigroup, Inc.	08/19/13	6.500	21,200,029
11,675,000	KeyCorp	08/13/15	3.750	12,019,961
35,000,000	Morgan Stanley	04/28/15	6.000	38,903,725

				89,869,133

	FOOD (2.5%)
10,500,000	General Mills, Inc.	09/10/12	5.650	11,424,116
3,300,000	General Mills, Inc.	08/15/13	5.250	3,687,941
17,400,000	Kraft Foods, Inc.	05/08/13	2.625	18,080,392
20,750,000	Kroger Co.	04/01/11	6.800	21,268,252

				54,460,701

The accompanying notes are an integral part of these financial statements.

10

BBH BROAD MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)
October 31, 2010

Principal Amount		Maturity Date	Interest Rate	Value

	CORPORATE BONDS (continued)
	GAS (0.7%)
$7,000,000	Sempra Energy	02/01/13	6.000%	$7,708,358
6,750,000	Sempra Energy	11/15/13	8.900	8,113,412

				15,821,770

	HEALTHCARE-SERVICES (1.6%)
5,000,000	UnitedHealth Group, Inc.	11/15/12	5.500	5,413,620
6,750,000	UnitedHealth Group, Inc.	04/01/13	4.875	7,284,316
20,484,000	WellPoint, Inc.	08/01/12	6.800	22,489,732

				35,187,668

	HOLDING COMPANIES (0.5%)
9,400,000	EnCana Holdings Finance Corp.	05/01/14	5.800	10,711,770

	HOUSEHOLD PRODUCTS/WARES (0.2%)
5,000,000	Kimberly-Clark Corp.	02/15/12	5.625	5,296,165

	INSURANCE (2.8%)
21,027,000	ACE INA Holdings, Inc.	06/15/14	5.875	24,005,475
6,465,000	ACE INA Holdings, Inc.	05/15/15	5.600	7,365,697
13,450,000	Berkshire Hathaway Finance Corp.	08/15/13	5.000	14,938,148
4,130,000	Everest Reinsurance Holdings, Inc.	10/15/14	5.400	4,456,460
10,615,000	MetLife, Inc.	12/01/11	6.125	11,215,512

				61,981,292

	IRON/STEEL (1.3%)
26,500,000	ArcelorMittal	06/01/13	5.375	28,615,522

	MEDIA (3.2%)
31,538,000	Comcast Corp.	03/15/11	5.500	32,106,662
8,955,000	News America, Inc.	12/15/14	5.300	10,206,846
26,785,000	Time Warner Cable, Inc.	07/02/12	5.400	28,651,647

				70,965,155

	MINING (1.8%)
15,965,000	Anglo American Capital, Plc.[1]	04/08/14	9.375	19,609,426
15,760,000	Rio Tinto Finance USA Ltd.	05/01/14	8.950	19,680,269

				39,289,695

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2010	11

BBH BROAD MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)
October 31, 2010

Principal Amount		Maturity Date	Interest Rate	Value

	CORPORATE BONDS (continued)
	OFFICE/BUSINESS EQUIP (0.6%)
$9,600,000	Pitney Bowes, Inc.	06/15/13	3.875%	$10,072,637
2,335,000	Pitney Bowes, Inc.	08/15/14	4.875	2,521,748

				12,594,385

	OIL & GAS (3.9%)
10,000,000	Burlington Resources Finance Co.	12/01/11	6.500	10,631,460
7,000,000	ConocoPhillips	02/01/14	4.750	7,795,529
14,160,000	EnCana Corp.	10/15/13	4.750	15,593,941
15,223,000	Marathon Oil Corp.	02/15/14	6.500	17,516,984
16,000,000	Shell International Finance BV	03/25/13	1.875	16,429,008
4,250,000	Transocean, Inc.	04/15/11	6.625	4,351,520
12,945,000	Transocean, Inc.	03/15/13	5.250	13,695,525

				86,013,967

	OIL & GAS SERVICES (1.5%)
21,110,000	Weatherford International Ltd.	03/15/13	5.150	22,635,282
10,725,000	Weatherford International, Inc.	06/15/12	5.950	11,484,620

				34,119,902

	PHARMACEUTICALS (0.5%)
10,020,000	Merck & Co., Inc.	12/01/13	5.300	11,302,079

	PIPELINES (1.8%)
20,075,000	ONEOK Partners LP	04/01/12	5.900	21,394,550
18,283,000	Williams Partners LP	02/15/15	3.800	19,355,225

				40,749,775

	RETAIL (1.9%)
20,000,000	CVS Caremark Corp.	08/15/11	5.750	20,776,680
1,259,048	CVS Pass-Through Trust[1]	01/10/12	7.770	1,344,034
2,560,661	CVS Pass-Through Trust[1]	01/10/13	6.117	2,732,718
6,083,000	McDonald’s Corp.	03/01/13	4.300	6,585,620
9,023,000	Walgreen Co.	08/01/13	4.875	10,024,995

				41,464,047

The accompanying notes are an integral part of these financial statements.

12

BBH BROAD MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)
October 31, 2010

Principal Amount		Maturity Date	Interest Rate	Value

	CORPORATE BONDS (continued)
	SOFTWARE (1.7%)
$35,834,000	Intuit, Inc.	03/15/12	5.400%	$37,892,484

	TELECOMMUNICATIONS (6.0%)
20,247,000	American Tower Corp.	04/01/15	4.625	21,813,430
15,000,000	AT&T, Inc.	01/15/13	4.950	16,291,695
13,000,000	AT&T, Inc.	08/15/15	2.500	13,371,696
15,000,000	British Telecommunications, Plc.	12/15/10	9.375	15,155,040
6,035,000	British Telecommunications, Plc.	01/15/13	5.150	6,509,405
10,500,000	Deutsche Telekom International
	Finance BV	07/22/13	5.250	11,573,856
26,478,000	Verizon Pennsylvania, Inc.	11/15/11	5.650	27,729,774
20,465,000	Vodafone Group, Plc.	06/15/11	5.500	21,089,203

				133,534,099

	TRANSPORTATION (3.2%)
6,375,000	Burlington Northern Santa Fe LLC	07/15/11	6.750	6,657,151
5,000,000	Burlington Northern Santa Fe LLC	07/01/13	4.300	5,417,800
7,627,000	Canadian National Railway Co.	10/15/11	6.375	8,043,213
6,000,000	Canadian National Railway Co.	03/15/13	4.400	6,475,452
8,250,000	Norfolk Southern Corp.	02/15/11	6.750	8,382,544
5,885,000	Norfolk Southern Corp.	09/17/14	5.257	6,621,449
4,089,000	Union Pacific Corp.	01/15/11	6.650	4,138,420
4,661,000	Union Pacific Corp.	01/15/12	6.125	4,928,304
4,671,000	Union Pacific Corp.	04/15/12	6.500	5,025,258
14,190,000	Union Pacific Corp.	01/31/13	5.450	15,504,703

				71,194,294

	Total Corporate Bonds
	(Identified cost $1,269,150,015)			1,314,025,871

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2010	13

BBH BROAD MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)
October 31, 2010

Principal Amount		Maturity Date	Interest Rate	Value

	U.S. GOVERNMENT AGENCY
	OBLIGATIONS (0.1%)
$734,939	Federal Home Loan Mortgage Corp.
	(FHLMC) Non Gold Guaranteed[2]	04/01/36	5.350%	$774,409
227,476	Federal Home Loan Mortgage Corp.
	(FHLMC) Non Gold Guaranteed[2]	12/01/36	5.513	240,974
218,843	Federal Home Loan Mortgage Corp.
	(FHLMC) Non Gold Guaranteed[2]	01/01/37	5.439	232,396
547,051	Federal Home Loan Mortgage Corp.
	(FHLMC) Non Gold Guaranteed[2]	02/01/37	5.277	581,199
260,279	Federal National Mortgage Association
	(FNMA)[2]	07/01/36	5.721	274,919
477,775	Federal National Mortgage Association
	(FNMA)[2]	09/01/36	5.837	506,121
610,560	Federal National Mortgage Association
	(FNMA)[2]	01/01/37	5.428	647,108
40,297	Government National Mortgage
	Association (GNMA)[2]	08/20/29	3.625	41,664

	Total U.S. Government Agency Obligations
	(Identified cost $3,128,356)			3,298,790

	CERTIFICATES OF DEPOSIT (1.7%)
36,550,000	UBS AG2	10/20/11	0.656	38,580,031

	Total Certificates of Deposit
	(Identified cost $36,550,000)			38,580,031

	COMMERCIAL PAPER (3.5%)
18,000,000	Rabobank USA Financial Corp.[3]	11/01/10	0.190	18,000,000
60,000,000	Societe Generale North America, Inc.[3,4]	11/01/10	0.210	60,000,000

	Total Commercial Paper
	(Identified cost $78,000,000)			78,000,000

The accompanying notes are an integral part of these financial statements.

14

BBH BROAD MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)
October 31, 2010

Principal Amount		Maturity Date	Interest Rate	Value

	U.S. TREASURY BILLS (0.1%)
$1,500,000	U.S. Treasury Bill[3,4,5]	03/10/11	0.259%	$1,499,237

	Total U.S. Treasury Bills
	(Identified cost $1,498,613)			1,499,237

TOTAL INVESTMENTS (Identified cost $2,131,725,979)[6]			99.1%	$2,193,578,767
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES			0.9	19,016,346

NET ASSETS			100.0%	$2,212,595,113

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of 144A securities owned at October 31, 2010 was $409,620,642 or 18.5% of net assets.

[2]	Variable rate instrument. The maturity dates reflect earlier of reset dates or stated maturity dates. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the October 31, 2010 coupon or interest rate.

[3]	Coupon represents a yield to maturity.

[4]	Coupon represents a weighted average rate.

[5]	All or a portion of this security is held at the broker as collateral for open futures contracts.

[6]	The aggregate cost for federal income tax purposes is $2,131,726,587, the aggregate gross unrealized appreciation is $62,807,998 and the aggregate gross unrealized depreciation is $955,818, resulting in net unrealized appreciation of $61,852,180.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2010	15

BBH BROAD MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)
October 31, 2010

FAIR VALUE MEASUREMENTS

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” This ASU adds new disclosure requirements for transfers into and out of Levels 1 and 2 fair-value measurements and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair-value measurements. It also clarifies existing fair value disclosures about the level of disaggregation, inputs and valuation techniques. Except for the detailed Level 3 reconciliation disclosures, the guidance in the ASU is effective for annual and interim reporting periods in fiscal years beginning after December 15, 2009. The new disclosures for Level 3 activity are effective for annual and interim reporting periods in fiscal years beginning after December 15, 2010. Management of the Fund continues to evaluate the impact the adoption will have on the Fund’s holdings disclosure.

The Fund is required to disclose information regarding the fair value measurements of a Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

—	Level 1 – (unadjusted) quoted prices in active markets for identical investments.

—	Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The accompanying notes are an integral part of these financial statements.

16

BBH BROAD MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)
October 31, 2010

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2010.

Investments, at value	(Unadjusted) Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of October 31, 2010

Asset Backed Securities	$—	$720,756,590	—	$720,756,590
Collateralized Mortgage
Backed Securities	—	37,418,248	—	37,418,248
Corporate Bonds	—	1,314,025,871	—	1,314,025,871
U.S. Government Agency
Obligations	—	3,298,790	—	3,298,790
Certificates of Deposit	—	38,580,031	—	38,580,031
Commercial Paper	—	78,000,000	—	78,000,000
U.S. Treasury Bills	—	1,499,237	—	1,499,237

Total Investments,
at value	$—	$2,193,578,767	—	$2,193,578,767

Other Financial Instruments

Futures Contracts	(2,682,813)	—	—	(2,682,813)

Other Financial Instruments,
at value	$(2,682,813)	$—	—	$(2,682,813)

*	At October 31, 2010, there were no significant transfers in or out of Level 1, Level 2 and Level 3 fair value measurements.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2010	17

BBH BROAD MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2010

ASSETS:
Investments in securities, at value (identified cost $2,131,725,979)	$2,193,578,767
Cash	33,027
Foreign currency at value (identified cost $46,743)	47,628
Receivables for:
Interest	18,984,348
Shares sold	12,742,253
Investments sold	64,833
Other receivables	12,714

Total Assets	2,225,463,570

LIABILITIES:
Payables for:
Shares redeemed	11,486,800
Investment advisory and administrative fees	550,704
Futures variation margin on open contracts	467,573
Shareholder servicing fees	162,925
Custody and accounting fees	98,465
Professional fees	44,850
Distribution fees	5,087
Transfer agent fees	3,429
Board of Trustees’ fees	504
Accrued expenses and other liabilities	48,120

Total Liabilities	12,868,457

NET ASSETS	$2,212,595,113

Net Assets Consist of:
Paid-in capital	$2,154,749,045
Undistributed net investment income	228,766
Accumulated net realized loss on investments	(1,553,558)
Net unrealized appreciation/(depreciation) on investments
and foreign currency translations	59,170,860

Net Assets	$2,212,595,113

NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS N SHARES
($1,286,584,883 ÷ 122,972,014 shares outstanding)	$10.46

CLASS I SHARES
($926,010,230 ÷ 88,552,722 shares outstanding)	$10.46

The accompanying notes are an integral part of these financial statements.

18

BBH BROAD MARKET FUND

STATEMENT OF OPERATIONS
For the year ended October 31, 2010

NET INVESTMENT INCOME:
Income:
Interest and other income	$51,167,739

Total Income	51,167,739

Expenses:
Investment advisory and administrative fees	5,346,032
Shareholder servicing fees	1,663,186
Custody and accounting fees	380,926
Board of Trustees’ fees	79,643
Professional fees	64,540
Transfer agent fees	41,988
Distribution fees	23,666
Miscellaneous expenses	172,116

Total Expenses	7,772,097
Expense offset arrangement	(1,979)

Net Expenses	7,770,118

Net Investment Income	43,397,621

NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments	10,251,789
Net realized loss on futures contracts	(3,626,426)

Net realized gain on investments and futures contracts	6,625,363
Net change in unrealized appreciation/(depreciation) on investments	34,925,578
Net change in unrealized appreciation/(depreciation) on futures contracts	(2,682,813)
Net change in unrealized appreciation/(depreciation) on foreign
currency translations	885

Net change in unrealized appreciation/(depreciation) on investments
and foreign currency translations	32,243,650

Net Realized and Unrealized Gain	38,869,013

Net Increase in Net Assets Resulting from Operations	$82,266,634

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2010	19

BBH BROAD MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the years ended October 31,

	2010	2009

INCREASE IN NET ASSETS:
Operations:
Net investment income	$43,397,621	$18,570,095
Net realized gain on investments	6,625,363	5,393,143
Net change in unrealized appreciation on
investments, futures contracts and foreign
currency translations	32,243,650	40,215,943

Net increase in net assets resulting from
operations	82,266,634	64,179,181

Dividends and distributions declared:
From net investment income:
Class N	(26,313,676)	(12,329,515)
Class I	(17,053,751)	(6,875,719)

Total dividends and distributions declared	(43,367,427)	(19,205,234)

Share transactions:
Net proceeds from sales of shares	1,748,469,640	1,124,513,645
Net asset value of shares issued to shareholders
for reinvestment of dividends and distributions	41,283,803	16,994,561
Net cost of shares redeemed	(940,684,332)	(116,747,752)

Net increase in net assets resulting from
share transactions	849,069,111	1,024,760,454

Total increase in net assets	887,968,318	1,069,734,401
NET ASSETS:
Beginning of year	1,324,626,795	254,892,394

End of year (including undistributed net investment
income of $228,766 and $198,572, respectively)	$2,212,595,113	$1,324,626,795

The accompanying notes are an integral part of these financial statements.

20

BBH BROAD MARKET FUND

FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Class N share outstanding throughout each year.

	For the years ended October 31,
	2010	2009	2008	2007	2006

Net asset value, beginning of year	$10.24	$9.31	$9.92	$10.10	$10.19

Income from investment operations:
Net investment income[1]	0.25	0.30	0.44	0.46	0.48
Net realized and unrealized gain (loss)	0.21	0.96	(0.63)	(0.21)	(0.03)

Total income (loss) from investment
operations	0.46	1.26	(0.19)	0.25	0.45

Less dividends and distributions:
From net investment income	(0.24)	(0.33)	(0.42)	(0.43)	(0.46)
From net realized gains	—	—	—	—	(0.08)

Total dividends and distributions	(0.24)	(0.33)	(0.42)	(0.43)	(0.54)

Net asset value, end of year	$10.46	$10.24	$9.31	$9.92	$10.10

Total return	4.58%	13.63%	(2.08)%	2.42%	4.64%
Ratios/Supplemental data:
Net assets, end of year (in millions)	$1,287	$870	$160	$168	$147
Ratio of expenses to average net assets	0.49%[2]	0.52%[2]	0.58%[2]	0.61%[2]	0.55%[2]
Ratio of net investment income to
average net assets	2.38%	2.96%	4.42%	4.62%	4.75%
Portfolio turnover rate	40%	125%	185%	275%	325%

[1]	Calculated using average shares outstanding for the period.

[2]	The ratio of expenses to average net assets for the years ended October 31, 2010, 2009, 2008, 2007 and 2006 reflect fees reduced as a result of an expense offset arrangement with the Fund’s custodian. Had this arrangement not been in place, this ratio would have been 0.49%, 0.52%, 0.58%, 0.62% and 0.56%, respectively.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2010	21

BBH BROAD MARKET FUND

FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Class I share outstanding throughout each year.

	For the years ended October 31,
	2010	2009	2008	2007	2006

Net asset value, beginning of year	$10.23	$9.31	$9.92	$10.10	$10.19

Income from investment operations:
Net investment income[1]	0.26	0.31	0.46	0.48	0.50
Net realized and unrealized gain (loss)	0.23	0.95	(0.64)	(0.20)	(0.04)

Total income (loss) from investment
operations	0.49	1.26	(0.18)	0.28	0.46

Less dividends and distributions:
From net investment income	(0.26)	(0.34)	(0.43)	(0.46)	(0.47)
From net realized gains	—	—	—	—	(0.08)

Total dividends and distributions	(0.26)	(0.34)	(0.43)	(0.46)	(0.55)

Net asset value, end of year	$10.46	$10.23	$9.31	$9.92	$10.10

Total return	4.83%	13.67%	(1.92)%	2.58%	4.79%
Ratios/Supplemental data:
Net assets, end of year (in millions)	$926	$455	$95	$121	$94
Ratio of expenses to average net assets	0.34%[2]	0.37%[2]	0.42%[2]	0.46%[2]	0.40%[2]
Ratio of net investment income to
average net assets	2.52%	3.11%	4.56%	4.78%	4.92%
Portfolio turnover rate	40%	125%	185%	275%	325%

[1]	Calculated using average shares outstanding for the period.

[2]	The ratio of expenses to average net assets for the years ended October 31, 2010, 2009, 2008, 2007 and 2006 reflect fees reduced as a result of an expense offset arrangement with the Fund’s custodian. Had this arrangement not been in place, this ratio would have been 0.34%, 0.37%, 0.42%, 0.47% and 0.41%, respectively.

The accompanying notes are an integral part of these financial statements.

22

BBH BROAD MARKET FUND

NOTES TO FINANCIAL STATEMENTS
October 31, 2010

1.	Organization. The Fund is a separate series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. The Fund commenced operations on December 22, 2000. On August 6, 2002, the Trustees reclassified the Fund’s outstanding shares as “Class N,” and established a new class of shares designated as “Class I”. Class I commenced on December 3, 2002. Class N and Class I shares have different operating expenses. Neither Class N shares nor Class I shares convert to any other class of the Fund. At October 31, 2010, there were four series of the Trust.

2.	Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The following summarizes significant accounting policies of the Fund:

	A.	Valuation of Investments. Bonds and other fixed income securities, including restricted securities (other than short-term obligations but including listed issues) are valued at their most recent bid prices (sales price if the principal market is an exchange) in the principal market in which such securities are normally traded, on the basis of valuations furnished by a pricing service, use of which has been approved by the Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities.

Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trustees. Short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless this is determined not to represent fair value by the Trustees.

	B.	Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined on the identified cost method. Interest income is accrued daily and consists of interest accrued, discount earned (including both original issue and market discount) and premium amortization on the investments of the Fund. Investment income is recorded net of foreign taxes withheld where recovery of such tax is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all

FINANCIAL STATEMENT OCTOBER 31, 2010	23

BBH BROAD MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2010

or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

C.	Fund Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

D.	Repurchase Agreements. The Fund may enter into repurchase agreements with primary dealers of U.S. Government obligations as designated by the Federal Reserve Bank of New York. Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction or effectively the interest rate paid by the dealer to the Fund. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the investment adviser. The Fund’s custodian or sub-custodian will take possession of the securities subject to repurchase agreements. The investment adviser or sub-custodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price. Repurchase agreements are subject to credit risks. At October 31, 2010, the Fund had no open repurchase agreements.

E.	Forward Foreign Currency Exchange Contracts. The Fund may enter into forward foreign currency exchange contracts (“Contracts”) in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of Fund securities denominated in a particular currency, or to increase or shift its exposure to a currency other than U.S. dollars. The Fund has no specific limitation on the percentage of assets which may be committed to these types of Contracts. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the Fund are determined using forward currency exchange rates supplied by a quotation service. At October 31, 2010, the Fund had no open Contracts.

F.	Swap Agreements. The Fund may enter into swap agreements. A swap is an exchange of cash payments based on a notional principal amount between the Fund and another party which is based on a specific financial index. These transactions are entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return. Cash payments are

24

BBH BROAD MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2010

exchanged at specified intervals and recorded in the Statement of Operations as realized gains and losses. The expected income or expense is recorded on an accrual basis. The value of the swap is adjusted daily, and the change in value is recorded as unrealized appreciation or depreciation. Risks may arise upon entering into these agreements from the potential inability of counter parties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. The Fund may use swaps for both hedging and non-hedging purposes. For hedging purposes, the Fund may use swaps to reduce its exposure to interest and foreign exchange rate fluctuations. For non-hedging purposes, the Fund may use swaps to take a position on anticipated changes in the underlying financial index. The Fund did not have any swap activity during the year ended October 31, 2010.

G.	Financial Futures Contracts. The Fund may enter into open futures contracts in order to hedge against anticipated future changes in interest rates, which otherwise might either adversely affect the value of securities held for the Fund or adversely affect the prices of securities that are intended to be purchased at a later date for the Fund. The contractual amount of the futures contracts represents the investment the Fund has in a particular contract and does not necessarily represent the amounts potentially subject to risk. Trading in futures contracts involves, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The measurement of risk associated with futures contracts is meaningful only when all related and offsetting transactions are considered. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts held by the Fund are valued daily at the official settlement price of the exchange on which it is traded. The following futures contracts were open at October 31, 2010:

Description	Number of Contracts	Expiration Date	Market Value	Unrealized Gain (Loss)

Contracts to Sell:
U.S. Treasury 5-Year Notes	1,710	December 2010	$207,898,602	$(2,682,813)

FINANCIAL STATEMENT OCTOBER 31, 2010	25

BBH BROAD MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2010

Fair Values of Derivative Instruments as of October 31, 2010 Derivatives not accounted for as hedging instruments under authoritative guidance for derivatives instruments and hedging activities:

	Asset Derivatives		Liability Derivatives

	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Futures Contracts	Futures variation margin	—	Futures variation margin	$2,682,813	*
	on open contracts		on open contracts

Total		—		$2,682,813

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Statement of Assets and Liabilities and Notes to Financial Statements. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

Effect of Derivative Instruments on the Statement of Operations

Net Realized Loss on Derivatives

Futures Contracts	$(3,626,426)

Net Change in Unrealized Depreciation on Derivatives

Futures Contracts	$(2,682,813)

H.	Rule 144A Securities. The Fund may purchase securities that are not registered under the Securities Act of 1933, as amended (“1933 Act”) but that can be sold to “qualified institutional buyers” in accordance with the requirements stated in Rule 144A under the 1933 Act (“Rule 144A Securities”). A Rule 144A Security may be considered illiquid and therefore subject to the 15% limitation on the purchase of illiquid securities, unless it is determined on an ongoing basis that an adequate trading market exists for the security. Guidelines have been adopted and the daily function of determining and monitoring liquidity of Rule 144A Securities has been delegated to the investment adviser. All relevant factors will be considered in determining the liquidity of Rule 144A Securities and all investments in Rule 144A Securities will be carefully monitored. Information regarding Rule 144A securities is included at the end of the portfolio of investments.

I.	Securities Lending. The Fund may lend its portfolio securities to broker-dealers, qualified banks and certain institutional investors. The loans are secured by collateral in an amount equal to at least the market value at all times of the loaned securities plus any accrued interest and dividends. During the time the securities are on loan, the Fund will continue to receive the interest and

26

BBH BROAD MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2010

dividends or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower or earning interest on the investment of the cash collateral. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable finders’, administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. There were no securities on loan as of October 31, 2010.

J.	Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund’s tax return due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified on the Statement of Assets & Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of ASC 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits at October 31, 2010, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the year ended October 31, 2010, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years.

K.	Dividends and Distributions to Shareholders. Dividends to shareholders, if any, are generally declared and paid monthly and are recorded on the ex-dividend date. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The tax character of distributions paid during the fiscal years ended October 31, 2010 and 2009, respectively, were as follows:

FINANCIAL STATEMENT OCTOBER 31, 2010	27

BBH BROAD MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2010

Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Tax return of capital	Total distributions paid

2010:	$43,367,427	—	$43,367,427	—	$43,367,427
2009:	19,205,234	—	19,205,234	—	19,205,234

As of October 31, 2010 and 2009, respectively, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Components of accumulated earnings/(deficit):
		Undistributed ordinary income	Undistributed long-term capital gain	Accumulated earnings	Accumulated capital and other losses	Other book/tax temporary differences	Unrealized appreciation/ (depreciation)	Total accumulated earnings / (deficit)

2010	:	$228,766	—	$228,766	$(4,235,772)	$(608)	$59,170,860	$55,163,246
2009	:	198,572	—	198,572	(8,178,876)	(45)	26,927,210	18,946,861

The Fund had a net capital loss carryforward of approximately $4,235,772, which expires as follows:

Expiration date	Amount

10/31/2015	$1,699,131
10/31/2016	2,536,641

$4,235,772

Total distributions paid may differ from the Statement of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed.

L.	Use of Estimates. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from these estimates.

28

BBH BROAD MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2010

3.	Fees and Other Transactions with Affiliates.

	A.	Investment Advisory and Administrative Fees. Effective June 12, 2007, under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) provides investment advisory and portfolio management services to the Fund. BBH also provides administrative services to the Fund. The Fund pays a combined fee for investment advisory and administrative services calculated daily and paid monthly at an annual rate equivalent to 0.30% of the Fund’s average daily net assets. For the year ended October 31, 2010, the Fund incurred $5,346,032 for services under the Agreement. BBH had a sub-administration services agreement with Federated Services Company (“FSC”) for which FSC received compensation paid by BBH. The sub-administration services agreement with FSC terminated as of January 31, 2010.

	B.	Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH. BBH receives a fee from the Fund for such services calculated daily and paid monthly at an annual rate of 0.15% of Class N shares’ average daily net assets. For the year ended October 31, 2010, Class N shares of the Fund incurred $1,663,186 for shareholder servicing services.

	C.	Custody and Fund Accounting Fees. BBH acts as a custodian and receives custody and fund accounting fees from the Fund calculated daily and paid monthly. BBH holds all cash and investments and calculates the daily net asset value. The custody fee is an asset and transaction based fee. The fund accounting fee is an asset based fee calculated at 0.04% per annum on the first $100 million of net assets, 0.02% per annum on the next $400 million of net assets and 0.01% per annum on all net assets over $500 million. For the year ended October 31, 2010, the Fund incurred a total of $380,926 for custody and fund accounting services. These fees for the Fund were reduced by $1,979 as a result of an expense offset arrangement with the Fund’s custodian. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement the Fund will pay the Federal Funds overnight investment rate on the day of overdraft. The total interest incurred by the Fund for the year ended October 31, 2010, was $944.

	D.	Securities Lending Fees. The Trust has a securities lending agreement with BBH for which BBH receives a portion of the securities lending proceeds. For the year ended October 31, 2010, BBH received no securities lending proceeds.

	E.	Board of Trustees’ Fees. Each Trustee receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the year ended October 31, 2010, the Fund incurred $79,643 in Trustee compensation and reimbursements.

FINANCIAL STATEMENT OCTOBER 31, 2010	29

BBH BROAD MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2010

4.	Investment Transactions. For the year ended October 31, 2010, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $1,547,196,705 and $681,020,461, respectively.

5.	Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class N shares and Class I shares of beneficial interest, at no par value. Transactions in shares of beneficial interest were as follows:

	For the year ended October 31, 2010		For the year ended October 31, 2009

	Shares	Dollars	Shares	Dollars

Class N
Shares sold	87,811,416	$907,548,434	75,418,813	$758,052,508
Shares issued in connection
with reinvestments of
dividends	2,429,069	25,094,404	1,123,289	11,289,851
Shares redeemed	(52,214,769)	(539,168,087)	(8,727,617)	(87,843,653)

Net increase	38,025,716	$393,474,751	67,814,485	$681,498,706

Class I
Shares sold	81,428,157	$840,921,206	36,488,062	$366,461,137
Shares issued in connection
with reinvestments of
dividends	1,566,277	16,189,399	567,380	5,704,710
Shares redeemed	(38,879,690)	(401,516,245)	(2,861,194)	(28,904,099)

Net increase	44,114,744	$455,594,360	34,194,248	$343,261,748

30

BBH BROAD MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2010

6.	Principal Risk Factors and Indemnifications.

	A.	Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

A shareholder may lose money by investing in the Fund. In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk), failure of a counterparty to a transaction to perform (credit risk), changes in interest rates (interest rate risk), financial performance or leverage of the issuer (issuer risk), difficulty in being able to purchase or sell a security (liquidity risk), risks associated with investing a significant portion of its assets in bank obligations (concentration risks), or certain risks associated with investing in foreign securities not present in domestic investments (foreign risk). The Fund’s use of derivatives and leverage strategies may accelerate the volatility of potential losses. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are held by the Fund; conditions affecting the general economy; overall market changes; local, regional or political, social or economic instability; and currency and interest rate and price fluctuations. The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

	B.	Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

FINANCIAL STATEMENT OCTOBER 31, 2010	31

BBH BROAD MARKET FUND

DISCLOSURE OF FUND EXPENSES
October 31, 2010 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution 12b-1 fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period one-half year and held for the last six months of the fiscal year ended October 31, 2010 (May 1, 2010 to October 31, 2010).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

32

BBH BROAD MARKET FUND

DISCLOSURE OF FUND EXPENSES (continued)
October 31, 2010 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2010	Ending Account Value October 31, 2010	Expenses Paid During Period May 1, 2010 to October 31, 2010[1]

Class N
Actual	$1,000	$1,025.40	$2.55
Hypothetical[2]	$1,000	$1,022.68	$2.55

	Beginning Account Value May 1, 2010	Ending Account Value October 31, 2010	Expenses Paid During Period May 1, 2010 to October 31, 2010[1]

Class I
Actual	$1,000	$1,027.20	$1.79
Hypothetical[2]	$1,000	$1,023.44	$1.79

[1]	Expenses are equal to the Fund’s annualized expense ratio of 0.50% and 0.35% for Class N and I shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

[2]	Assumes an annualized return of 5% before expenses. For the purposes of the calculation, the applicable annualized expenses ratio for each class of shares is subtracted from the assumed return before expenses.

FINANCIAL STATEMENT OCTOBER 31, 2010	33

BBH BROAD MARKET FUND

DISCLOSURE OF ADVISER SELECTION
October 31, 2010 (unaudited)

Approval of Investment Advisory and Administrative Services Agreement

At a meeting held in-person on December 8, 2009, the Board, all of whom are not “interested persons,” as defined in the 1940 Act, of the Trust or the Investment Adviser, unanimously approved for an annual period the continuance of the Investment Advisory and Administrative Services Agreement (the “Agreement”), which had been approved by shareholders on May 23, 2007. Both in the meeting specifically held to address the continuance of the Agreement, and at other meetings during the course of the year, the Board requested and received materials relating to services provided by the Investment Adviser under the Agreement. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Agreement, and individual Trustees may have given different weight to various factors.

The following is a summary of the factors the Board took into consideration in making its determination to approve continuance of the Agreement. The Board reviewed these factors with its independent counsel.

Nature, Extent and Quality of Services Provided by Brown Brothers Harriman’s Mutual Fund Advisory Department (the “SID”) and Brown Brothers Harriman & Co. (“BBH”)

The Board received and considered information during the in-person meeting held on December 8, 2009, and during the past year, regarding the nature, extent and quality of services provided to the Fund by the SID and BBH. The Board noted that, under the Agreement and with respect to the Fund, the SID, subject to the supervision of the Board, is responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies. The Board also noted that BBH provides administrative services to the Fund.

The Board considered the scope and quality of services provided by the SID and BBH under the Agreement. The Board also considered the policies and practices that BBH follows in allocating the portfolio transactions of the Fund, including the policies and practices of the Fund and BBH regarding best execution, “soft dollars” and directed brokerage. The Board considered the scope and quality of BBH’s compliance and internal audit function. The Board also considered BBH’s capabilities in providing directly certain administrative services that had previously been provided by the Fund’s sub-administrator, including the fact that BBH currently supplies such services to other fund complexes. The Board reviewed the qualifications of the key investment personnel primarily responsible for the day-to-day portfolio management of the Fund. The Board noted that in the course of its regular meetings it received reports on each of the foregoing topics. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided, and expected to be provided, to the Fund under the Agreement.

34

BBH BROAD MARKET FUND

DISCLOSURE OF ADVISER SELECTION (continued)
October 31, 2010 (unaudited)

Investment Results

The Board received and considered performance information for the Fund. The Board considered the investment results of the Fund as compared with one or more selected securities indices. In addition to the information received by the Board at the December 8, 2009 meeting, the Board received detailed performance information for the Fund at each regular Board meeting during the year. The Board reviewed information showing performance of the Fund over the 3-month, 1-, 3-, and 5-year periods ended October 31, 2009 and in calendar year 2008, and it compared the performance information to an appropriate securities index over comparable periods.

In their review, the Board noted that the Fund modestly underperformed the Barclays Capital U.S. Aggregate Bond Index (the “Barclays Index”) in each period. The Board acknowledged that it is difficult for a fund to replicate the performance of the Barclays Index due to the very large number of securities contained in the index and the lesser liquidity in the bond market compared to public equity markets.

Fee Rates

The Board considered the fee rate paid by the Fund to BBH in light of the nature, extent and quality of the services provided by BBH to the Fund. The Board considered the depth and range of services provided under the Agreement, noting that BBH also coordinates the provision of services to the Fund by nonaffiliated service providers. The Board received and considered information comparing the Fund’s investment advisory and administration fees and Fund’s net total expenses with those of comparable industry averages. The Board recognized that it is difficult to make comparisons of these fee rates, or of combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds.

Costs of Services Provided and Profitability to BBH

The Board reviewed BBH’s profitability data for the Fund for the nine months ended September 30, 2009, and for the year-earlier period. The data included the effect of revenue generated by the shareholder servicing and administration fees paid by the Fund. The Board also reviewed the allocation methods used in preparing the profitability data. In considering profitability information, the Board considered the effect of fall-out benefits on BBH’s expenses. The Board focused on profitability of BBH’s relationships with the Fund before taxes and distribution expenses. The Board concluded that BBH’s profitability was not excessive in light of the nature, extent and quality of services provided to the Fund.

The Board considered other benefits received by BBH as a result of the relationship with the Fund. These other benefits include proprietary research received from brokers that execute the Fund’s purchases and sales of securities, fees received for being the Fund’s administrator, custodian and securities lending agent and shareholder servicing fees. In light of the costs of providing services pursuant to the Agreement with the Fund as well as BBH’s commitment to the Fund, the ancillary benefits that the SID and BBH received were considered reasonable.

FINANCIAL STATEMENT OCTOBER 31, 2010	35

BBH BROAD MARKET FUND

DISCLOSURE OF ADVISER SELECTION (continued)
October 31, 2010 (unaudited)

Economies of Scale

The Board noted that the fee schedule for the Fund does not contain breakpoints. The Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. In light of the Fund’s current size and expense structure, the Board concluded that it was unnecessary at this time to consider breakpoints with respect to the Fund. The Board concluded that the fees paid by the Fund to BBH were reasonable based on the comparative performance and expense information, and the cost of the services provided and the profits to be realized by BBH.

Conflicts of Interest

Certain conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them.

Other potential conflicts might include conflicts between the Fund and its affiliated and unaffiliated service providers (e.g., conflicting duties of loyalty). In addition to providing investment management services through the Investment Adviser, BBH provides administrative, custody, fund accounting, and securities lending services to the Fund. BBH may have conflicting duties of loyalty while servicing the Fund and/or opportunities to further its own interest to the detriment of the Fund. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. Also, because its advisory fees are calculated by reference to the Fund’s net assets, the Investment Adviser and its affiliates may have an incentive to seek to overvalue certain assets.

The SID may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or brokerage services. The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The Investment Adviser will determine in good faith whether the amount of commission is reasonable in relation to the value of research and brokerage services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities.

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities.

36

BBH BROAD MARKET FUND

DISCLOSURE OF ADVISER SELECTION (continued)
October 31, 2010 (unaudited)

BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees.

BBH, including the Investment Adviser, seeks to meet its fiduciary obligation with respect to all clients including the Fund. BBH has adopted and implemented policies and procedures that seek to manage conflicts. The Investment Adviser monitors a variety of areas, including compliance with fund investment guidelines, review of allocation decisions, the investment in only those securities within the parameters of which have been approved for purchase by an oversight committee, and compliance with the Investment Adviser’s Code of Ethics. With respect to the allocation of investment opportunities, BBH has adopted and implemented policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. BBH has structured the portfolio managers’ compensation in a manner it believes is reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

The Trust also manages these conflicts. For example, the Fund has designated a chief compliance officer and has adopted and implemented policies and procedures designed to address the conflicts identified above and other conflicts that may arise in the course of the Fund’s operations in such a way as to safeguard the Fund from being negatively affected as a result of any such potential conflicts. The Trustees receive regular reports from the Investment Adviser and the Fund’s chief compliance officer on areas of potential conflict.

FINANCIAL STATEMENT OCTOBER 31, 2010	37

BBH BROAD MARKET FUND

ADDITIONAL FEDERAL TAX INFORMATION
October 31, 2010 (unaudited)

The qualified investment income (QII) percentage for the year ended October 31, 2010 was 87.37%.

In January 2011, shareholders will receive on Form 1099-DIV, which will include their share of qualified dividends distributed during the calendar year 2010. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

38

TRUSTEES AND OFFICERS OF BBH BROAD MARKET FUND

(unaudited)

Information pertaining to the Trustees of the BBH Trust (the “Trust”) and executive officers of the Trust is set forth below. The Statement of Additional Information for the BBH Broad Market Fund includes additional information about the Fund’s Trustees and is available upon request without charge by contacting the Fund at 1-800-625-5759.

Name and Birth Date	Position(s) Held with Trust	Term of Office# and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee^	Other Directorships Held by Trustee During Past 5 Years

Joseph V. Shields Jr.	Chairman of	Since 2007	Managing Director, Chairman	4	None
Birth Date:	the Board and	1990-2007	and Chief Executive Officer of
March 17, 1938	Trustee	with	Wellington Shields & Co. LLC
		Predecessor	(member of NYSE); Chairman of
		Trust	Capital Management Associates,
Inc. (registered investment
adviser); Director of Flower
Foods, Inc. (NYSE listed
company).

David P. Feldman	Trustee	Since 2007	Director of Jeffrey Co. (1992 to	4	Director of
Birth Date:		1990-2007	present); Director of QMED (1999		Dreyfus
November 16, 1939		with	to May 2007).		Mutual Funds
		Predecessor			(59 Funds)
Trust

Alan G. Lowy	Trustee	Since 2007	Private Investor.	4	None
Birth Date:		1993-2007
April 17, 1939		with
Predecessor
Trust

Arthur D.	Trustee	Since 2007	Retired.	4	None
Miltenberger		1992-2007
Birth Date:		with
November 8, 1938		Predecessor
Trust

H. Whitney Wagner	Trustee	Since 2007	President, Clear Brook Advisors, a	4	None
Birth Date:		2006-2007	registered investment advisor.
March 3, 1956		with
Predecessor
Trust

Andrew S. Frazier	Trustee	Since 2010	Semi-Retired Consultant to	4	Director of
Birth Date:			Western World Insurance Group,		WWIG
April 8, 1948			Inc. (“WWIG”) (owner of three
property casualty insurance
companies); President and CEO of
WWIG (1992-2009).

FINANCIAL STATEMENT OCTOBER 31, 2010	39

TRUSTEES AND OFFICERS OF BBH BROAD MARKET FUND

(unaudited)

OFFICERS

Name, Birth Date and Address	Position(s) Held with Trust	Term of Office# and Length of Time Served	Principal Occupation(s) During Past 5 Years

John A. Gehret	President and	Since 2008	President and Principal Executive Officer of the Trust; He joined
Birth Date:	Principal		Brown Brothers Harriman & Co. (“BBH&Co.”) in 1981 and has
April 11, 1959	Executive		been a Partner of the firm since 1998.
140 Broadway	Officer
New York, NY 10005

Charles H. Schreiber	Treasurer and	Since 2007	Treasurer and Principal Financial Officer of the Trust; Senior Vice
Birth Date:	Principal	2006-2007	President of BBH&Co. since September 2001; Joined BBH&Co. in
December 10, 1957	Financial	with	1999.
140 Broadway	Officer	Predecessor
New York, NY 10005		Trust

Mark B. Nixon	Assistant	Since 2007	Assistant Secretary and Assistant Treasurer of the Trust, Vice
Birth Date:	Secretary,	2006-2007	President of BBH&Co. (since October 2006), Accounting Manager,
January 14, 1963	Assistant	with	Reserve Funds (August 2005 – September 2006).
140 Broadway	Treasurer	Predecessor
New York, NY 10005		Trust

Beth Haddock	Chief	Since 2007	Chief Compliance Officer of the Trust (September 2007 – present);
Birth Date:	Compliance		Chief Compliance Officer for the FINRA/NYSE and SEC
December 10, 1965	Officer		compliance programs and Associate Compliance Director for the
140 Broadway			global compliance program (April 2005 – present).
New York, NY 10005

40

TRUSTEES AND OFFICERS OF BBH BROAD MARKET FUND

(unaudited)

Name, Birth Date and Address	Position(s) Held with Trust	Term of Office# and Length of Time Served	Principal Occupation(s) During Past 5 Years

Sue M. Rim-An	Anti-Money	Since 2008	Anti-Money Laundering Officer, Vice President of BBH&Co.
Birth Date:	Laundering		(September 2007-present); AML Officer at UBS Investment Bank
September 10, 1970	Officer		(April 2006 – August 2007); AML Officer & Vice President in
140 Broadway			Private Client Services at Bear Stearns & Co (June 1992 – April
New York, NY 1005			2006).

Suzan Barron	Secretary	Since 2009	Secretary of the Trust, Senior Vice President and Senior Investor
Birth Date:			Services Counsel, Corporate Secretary and Regulatory Support
September 5, 1964			Practice of Fund Administration, BBH&Co. since November 2005.
50 Milk Street
Boston, MA 02109

Alexander Tikonoff	Assistant	Since 2009	Assistant Secretary to the Trust, Associate Counsel, Investor
Birth Date:	Secretary		Services, BBH&Co. (August 2006 to present); Joined BBH&Co. in
December 23, 1974			2000.
50 Milk Street
Boston, MA 02109

Theodore J. Boudria	Assistant	Since 2008	Assistant Treasurer of the Trust; Vice President (Since 2003);
Birth Date:	Treasurer		Assistant Vice President (since September 2000); Joined BBH&Co.
June 26, 1968			in 1995.
50 Milk Street
Boston, MA 02109

Albert C. Pegueros	Assistant	Since 2009	Vice President, Assistant Treasurer, U.S. Fund Administration
Birth Date:	Treasurer		Financial Reporting and Treasurer Support Department, BBH&Co.
January 27, 1965			since July 2008; Assistant Vice President, U.S. Fund
50 Milk Street			Administration Financial Reporting and Treasurer Support
Boston, MA 02109			Department, BBH&Co. (May 2005 to July, 2008). Joined BBH&Co.
in 2005.

#

All officers of the Trust hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the Trustees to remove any officer in accordance with the Trust’s By-Laws). Except for Mr. Frazier, the Trustees previously served on the Board of Trustees of the Predecessor Trust, BBH Fund, Inc.

^	The Fund Complex consists of the Trust, which has four series, and each series is counted as one “Fund” for purposes of this table.

FINANCIAL STATEMENT OCTOBER 31, 2010	41

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ADMINISTRATOR
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005

DISTRIBUTOR
ALPS DISTRIBUTORS, INC.
1290 BROADWAY, SUITE 1100
DENVER, CO 80203

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759

INVESTMENT ADVISER MUTUAL FUND ADVISORY DEPARTMENT (SID) OF BROWN BROTHERS HARRIMAN 140 BROADWAY NEW YORK, NY 10005

To obtain information or make shareholder inquiries:

By telephone:	Call 1-800-575-1265
By E-mail send your request to:	bbhfunds@bbh.com
On the internet:	www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC’s website at http://www.sec.gov; and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference Room). You may also access this information from the BBH Funds website at www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available upon request by calling the toll-free number listed above. This information is also available from the Edgar database on the SEC’s website at www.sec.gov.

Item 2. Code of Ethics.

As of the period ended October 31, 2010 (the “Reporting Period”), the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer, principal accounting officer or controller or persons performing similar functions. During the Reporting Period, there have been no changes to, amendments to or waivers from, any provision of the code of ethics. A copy of this code of ethics can be obtained upon request, free of charge, by calling (800) 625-5759.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that both Arthur D. Miltenberger and David P. Feldman possess the attributes identified in Instruction (b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Arthur D. Miltenberger and David P. Feldman as the Registrant’s audit committee financial experts. Both Arthur D. Miltenberger and David P. Feldman are “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $84,500 for 2010 and $84,500 for 2009.

(b)

Audit Related Fees

The aggregate fees billed in each of the last two fiscal years for assurance and related services rendered to the Registrant by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for 2010 and $0 for 2009.

(c)

Tax Fees

The aggregate fees billed in each of the last two fiscal years for professional services rendered to the Registrant by the principal accountant for tax compliance, tax advice and tax planning were $13,050 for 2010 and $13,050 for 2009. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local entity tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification.

(d)

All Other Fees

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $61,500 for 2010 and $99,350 for 2009.

The other services provided to the Registrant consisted of examinations pursuant to Rule 17f-2 of the Investment Company Act of 1940, as amended and filings of Form N-17f-2 “Certificate of Accounting of Securities and Similar Investments in the Custody of Management Investment Companies” with the U.S. Securities and Exchange Commission (“17f-2 Services”) in addition to audit services, tax services and 17f-2 Services provided to other series of the Registrant.

(e)(1)

Pursuant to the Registrant’s Audit Committee Charter that has been adopted by the audit committee, the audit committee shall approve all audit and permissible non-audit services to be provided to the Registrant and all permissible non-audit services to be provided to its investment adviser or any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant if the engagement relates directly to the operations and financial reporting of the Registrant. The audit committee has delegated to its Chairman the approval of such services subject to reports to the full audit committee at its next subsequent meeting.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S- X, with respect to: Audit-Related Fees were 0%; Tax Fees were 0%; and Other Fees were 0%.

(f) (g)

Not applicable.

The aggregate non-audit fees billed by the Registrant's accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant were $317,800 for 2010 and $120,065 for 2009.

(h)

The Registrant’s audit committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive and financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-CSR, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b)

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's second fiscal quarter of the period covered by this Form N-CSR, that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes- Oxley Act of 2002 are filed as Exhibit 12(a)(2) to this Form N-CSR.

(a)(3)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are furnished as Exhibit 12(b) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BBH Trust

By: (Signature and Title)

/s/ John A. Gehret
John A. Gehret
Title: President (Principal Executive Officer)
Date: January 7, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (Signature and Title)

/s/ John A. Gehret
John A. Gehret
Title: President (Principal Executive Officer)
Date: January 7, 2011

By: (Signature and Title)

/s/ Charles H. Schreiber
Charles H. Schreiber
Title: Treasurer (Principal Financial Officer)
Date: January 7, 2011